                       [REPRESENTATION OF GRAPHIC IMAGE]

                                   NAVELLIER
                               PERFORMANCE FUNDS

                          AGGRESSIVE GROWTH PORTFOLIO
                            MID CAP GROWTH PORTFOLIO
                         AGGRESSIVE MICRO CAP PORTFOLIO
                           SMALL CAP VALUE PORTFOLIO
                           LARGE CAP GROWTH PORTFOLIO
                           LARGE CAP VALUE PORTFOLIO

                                 ANNUAL REPORT
                               December 31, 2000

                                                ANNUAL REPORT, December 31, 2000
                                                     NAVELLIER PERFORMANCE FUNDS
                                                     1 East Liberty, Third Floor
                                                                  Reno, NV 89501
                                                                  (800) 887-8671

--------------------------------------------------------------------------------
                                                                February 9, 2001

Dear Shareholder:

    The year 2000 was one of the most volatile and ultimately one of the most painful years in the history of the U.S. stock markets. The year started out with a bang. In the first three months of 2000, we saw the NASDAQ Composite** add over 12% to its 1999 return of over 85%. The U.S. economy was firing on all cylinders and it appeared that tech stocks and the entire market were going to repeat their tremendous performance of 1999. Unfortunately, the euphoria soon ended and investors could not sell fast enough. Historically high interest rates, rapid deceleration in corporate earnings and the collapse of the "Dot Com" world, all helped to bring investors back to reality. As a result of this awakening, the

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

AGGRESSIVE GROWTH PORTFOLIO

            AGGRESSIVE GROWTH  RUSSELL 2000  RUSSELL 2000 GROWTH
12/28/1995            $10,000       $10,000              $10,000
12/29/1995             $9,990       $10,065              $10,100
1/31/1996              $9,630       $10,054              $10,016
2/29/1996             $10,620       $10,368              $10,473
3/29/1996             $11,330       $10,579              $10,680
4/30/1996             $13,020       $11,145              $11,500
5/31/1996             $14,040       $11,585              $12,090
6/28/1996             $13,050       $11,108              $11,304
7/31/1996             $11,180       $10,139               $9,924
8/30/1996             $11,850       $10,728              $10,659
9/30/1996             $12,730       $11,147              $11,208
10/31/1996            $12,150       $10,976              $10,724
11/29/1996            $12,220       $11,428              $11,023
12/31/1996            $12,250       $11,727              $11,238
1/31/1997             $12,440       $11,962              $11,519
2/28/1997             $10,880       $11,672              $10,823
3/31/1997             $10,670       $11,121              $10,059
4/30/1997             $10,530       $11,152               $9,942
5/30/1997             $11,290       $12,393              $11,436
6/30/1997             $12,040       $12,924              $11,824
7/31/1997             $13,200       $13,525              $12,429
8/29/1997             $13,280       $13,835              $12,802
9/30/1997             $14,560       $14,848              $13,824
10/31/1997            $14,010       $14,196              $12,993
11/28/1997            $13,500       $14,104              $12,684
12/31/1997            $13,447       $14,350              $12,691
1/30/1998             $12,992       $14,124              $12,523
2/27/1998             $13,922       $15,167              $13,628
3/31/1998             $14,671       $15,792              $14,201
4/30/1998             $14,691       $15,879              $14,287
5/29/1998             $13,892       $15,023              $13,249
6/30/1998             $14,135       $15,055              $13,384
7/31/1998             $13,659       $13,835              $12,266
8/31/1998             $10,816       $11,148               $9,435
9/30/1998             $11,717       $12,021              $10,392
10/30/1998            $11,676       $12,512              $10,934
11/30/1998            $13,356       $13,168              $11,783
12/31/1998            $14,995       $13,983              $12,849
1/29/1999             $15,582       $14,168              $13,427
2/26/1999             $14,388       $13,021              $12,199
3/31/1999             $15,025       $13,224              $12,633
4/30/1999             $16,735       $14,409              $13,749
5/28/1999             $16,735       $14,619              $13,771
6/30/1999             $18,152       $15,280              $14,497
7/30/1999             $17,504       $14,861              $14,049
8/31/1999             $18,303       $14,312              $13,523
9/30/1999             $18,496       $14,314              $13,784
10/31/1999            $19,163       $14,372              $14,137
11/30/1999            $20,479       $15,231              $15,632
12/31/1999            $21,909       $16,955              $18,388
1/31/2000             $20,111       $16,682              $18,216
2/29/2000             $23,465       $19,437              $22,455
3/31/2000             $22,670       $18,156              $20,094
4/30/2000             $22,324       $17,063              $18,065
5/31/2000             $20,791       $16,069              $16,484
6/30/2000             $23,154       $17,470              $18,613
7/31/2000             $22,451       $16,907              $17,018
8/31/2000             $25,171       $18,197              $18,808
9/30/2000             $25,194       $17,662              $17,873
10/31/2000            $23,350       $16,874              $16,422
11/30/2000            $21,137       $15,141              $13,440
12/31/2000            $22,580       $16,442              $14,262

                     AGGRESSIVE GROWTH PORTFOLIO
            TOTAL
   RETURNS FOR PERIOD ENDED                               RUSSELL 2000
      DECEMBER 31, 2000           FUND     RUSSELL 2000      GROWTH
------------------------------  --------   ------------   ------------
One Year                          3.06%      (3.02)%        (22.43)%
Annualized Five Year             17.72%       10.31%           7.15%
Annualized Since Inception*      17.64%       10.43%           7.34%
Value of a $10,000 investment
 over Life of Fund*             $22,580      $16,442         $14,262
*Inception December 28, 1995

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

MID CAP GROWTH PORTFOLIO-REGULAR CLASS

            MID CAP GROWTH  RUSSELL 2000  RUSSELL 2000 GROWTH
11/26/1996         $10,000       $10,000              $10,000
12/31/1996         $10,275       $10,262              $10,195
1/31/1997          $10,465       $10,467              $10,450
2/28/1997          $10,295       $10,214               $9,819
3/31/1997           $9,985        $9,732               $9,126
4/30/1997          $10,275        $9,759               $9,020
5/30/1997          $10,835       $10,844              $10,375
6/30/1997          $11,385       $11,310              $10,727
7/31/1997          $12,506       $11,835              $11,276
8/29/1997          $12,426       $12,106              $11,615
9/30/1997          $13,386       $12,993              $12,541
10/31/1997         $12,766       $12,422              $11,788
11/28/1997         $12,776       $12,342              $11,507
12/31/1997         $12,965       $12,557              $11,514
1/30/1998          $12,725       $12,359              $11,361
2/27/1998          $13,695       $13,272              $12,364
3/31/1998          $14,665       $13,819              $12,883
4/30/1998          $14,634       $13,895              $12,962
5/29/1998          $14,039       $13,146              $12,020
6/30/1998          $14,404       $13,174              $12,142
7/31/1998          $13,768       $12,107              $11,128
8/31/1998          $11,651        $9,756               $8,560
9/30/1998          $12,485       $10,520               $9,428
10/30/1998         $12,110       $10,949               $9,920
11/30/1998         $12,944       $11,522              $10,690
12/31/1998         $14,561       $12,236              $11,657
1/29/1999          $16,737       $12,398              $12,182
2/26/1999          $16,011       $11,394              $11,067
3/31/1999          $18,507       $11,572              $11,461
4/30/1999          $19,851       $12,609              $12,473
5/28/1999          $19,585       $12,793              $12,493
6/30/1999          $21,569       $13,371              $13,152
7/30/1999          $21,515       $13,005              $12,745
8/31/1999          $22,092       $12,524              $12,269
9/30/1999          $21,985       $12,526              $12,506
10/29/1999         $25,174       $12,577              $12,826
11/30/1999         $28,097       $13,328              $14,182
12/31/1999         $33,049       $14,836              $16,682
1/31/2000          $32,305       $14,598              $16,526
2/29/2000          $44,233       $17,009              $20,371
3/31/2000          $37,360       $15,888              $18,230
4/28/2000          $37,525       $14,932              $16,389
5/31/2000          $31,987       $14,061              $14,954
6/30/2000          $33,771       $15,287              $16,886
7/31/2000          $31,889       $14,795              $15,439
8/31/2000          $39,499       $15,924              $17,063
9/30/2000          $38,017       $15,455              $16,215
10/31/2000         $35,183       $14,766              $14,898
11/30/2000         $30,094       $13,250              $12,193
12/31/2000         $34,250       $14,388              $12,939

               MID CAP GROWTH PORTFOLIO - REGULAR CLASS
           TOTAL
  RETURNS FOR PERIOD ENDED                               RUSSELL 2000
     DECEMBER 31, 2000          FUND     RUSSELL 2000       GROWTH
----------------------------  --------   ------------   ---------------
One Year                        3.63%      (3.02)%         (22.43)%
Annualized Since Inception*    35.06%        9.29%            6.49%
Value of a $10,000
 investment over Life of
 Fund*                        $35,250      $14,388          $12,939
*Inception November 26, 1996

NASDAQ Composite** suffered three down quarters and ended the year with the worst loss in its history, down 38.83%. Additionally, the Russell 3000 Growth** was down 22.42%, while the Russell 3000 Value** actually posted a positive return of 8.04%, indicative of nervous investors seeking safety in value issues. As the year ended, many stocks continued to be dragged down as a significant number of the flagship tech stocks reported disappointing earnings, inflation fears remained in place and the conclusion to the election debacle failed to assuage investor anxiety as well. Performance numbers for thousands of mutual funds came as a rude awakening to those investors accustomed to annual returns of 20% or more. Many of our Navellier mutual funds had positive gains in 2000, with the Aggressive Micro Cap and Small Cap Value funds leading the way. We are very proud to announce that the Mid Cap Growth Fund and the Large Cap Growth Fund both received 5-Star Overall Morningstar Rating-TM-+ as of December 31, 2000. Although many investors may be disheartened by last year's performance, we want to reassure all investors that you are in good hands investing in our funds, because the secret to LONG-TERM success is investing in fundamentally superior stocks. At Navellier, we do extensive research on over 11,000 stocks in order to uncover an average of 30 to 35 of the best stocks to purchase for the individual portfolios.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

AGGRESSIVE MICRO CAP PORTFOLIO

          AGGRESSIVE MICRO CAP  RUSSELL 2000  RUSSELL 2000 GROWTH
3/17/97                $10,000       $10,000              $10,000
3/31/97                 $9,859        $9,592               $9,500
4/30/97                 $9,872        $9,619               $9,390
5/30/97                $10,691       $10,688              $10,801
6/30/97                $11,432       $11,147              $11,167
7/31/97                $12,423       $11,665              $11,739
8/29/97                $12,679       $11,932              $12,091
9/30/97                $13,593       $12,806              $13,056
10/31/97               $13,434       $12,244              $12,271
11/28/97               $13,459       $12,164              $11,979
12/31/97               $13,276       $12,377              $11,987
1/30/98                $12,821       $12,181              $11,827
2/27/98                $13,608       $13,082              $12,871
3/31/98                $13,914       $13,621              $13,412
4/30/98                $14,083       $13,696              $13,494
5/29/98                $13,719       $12,957              $12,513
6/30/98                $14,090       $12,985              $12,640
7/31/98                $13,283       $11,933              $11,585
8/31/98                $10,699        $9,615               $8,911
9/30/98                $11,441       $10,368               $9,815
10/30/98               $11,083       $10,791              $10,327
11/30/98               $12,229       $11,357              $11,128
12/31/98               $13,289       $12,060              $12,136
1/29/99                $13,400       $12,220              $12,681
2/26/99                $12,151       $11,230              $11,521
3/31/99                $11,454       $11,406              $11,932
4/30/99                $12,450       $12,428              $12,985
5/28/99                $13,068       $12,609              $13,006
6/30/99                $13,856       $13,179              $13,692
7/30/99                $13,335       $12,818              $13,268
8/31/99                $12,964       $12,344              $12,772
9/30/99                $13,914       $12,346              $13,019
10/29/99               $13,745       $12,396              $13,352
11/30/99               $13,966       $13,136              $14,764
12/31/99               $15,254       $14,623              $17,366
1/31/00                $14,606       $14,388              $17,205
2/29/00                $17,268       $16,765              $21,207
3/31/00                $20,912       $15,659              $18,978
4/30/00                $19,732       $14,717              $17,062
5/31/00                $18,646       $13,859              $15,568
6/30/00                $23,288       $15,067              $17,579
7/31/00                $19,438       $14,582              $16,073
8/31/00                $22,748       $15,695              $17,763
9/30/00                $22,441       $15,233              $16,881
10/31/00               $20,462       $14,554              $15,510
11/30/00               $17,479       $13,059              $12,693
12/31/00               $18,888       $14,181              $13,470

                    AGGRESSIVE MICRO CAP PORTFOLIO
           TOTAL
  RETURNS FOR PERIOD ENDED                               RUSSELL 2000
     DECEMBER 31, 2000          FUND     RUSSELL 2000       GROWTH
----------------------------  --------   ------------   --------------
One Year                       23.82%      (3.02)%         (22.43)%
Annualized Since Inception*    18.25%        9.64%            8.17%
Value of a $10,000
 investment over Life of
 Fund*                        $18,888      $14,181          $13,470
*Inception March 17, 1997

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

SMALL CAP VALUE PORTFOLIO

            SMALL CAP VALUE  RUSSELL 2000  RUSSELL 2000 VALUE
12/19/1997          $10,000       $10,000             $10,000
12/31/1997          $10,125       $10,410             $10,363
1/30/1998            $9,885       $10,246             $10,175
2/27/1998           $10,405       $11,003             $10,791
3/31/1998           $10,945       $11,456             $11,229
4/30/1998           $11,105       $11,519             $11,284
5/29/1998           $10,695       $10,898             $10,885
6/30/1998           $10,315       $10,921             $10,823
7/31/1998            $9,625       $10,036              $9,975
8/31/1998            $8,244        $8,087              $8,413
9/30/1998            $8,384        $8,721              $8,888
10/30/1998           $8,514        $9,076              $9,152
11/30/1998           $8,894        $9,552              $9,400
12/31/1998           $9,286       $10,143              $9,696
1/29/1999            $9,065       $10,278              $9,476
2/26/1999            $8,419        $9,446              $8,829
3/31/1999            $8,379        $9,593              $8,756
4/30/1999            $8,853       $10,453              $9,555
5/28/1999            $9,216       $10,605              $9,849
6/30/1999            $9,871       $11,085             $10,205
7/30/1999            $9,680       $10,781              $9,963
8/31/1999            $9,105       $10,382              $9,599
9/30/1999            $8,923       $10,384              $9,407
10/29/1999           $8,681       $10,426              $9,218
11/30/1999           $8,944       $11,049              $9,266
12/31/1999           $9,327       $12,299              $9,551
1/31/2000            $8,679       $12,102              $9,301
2/29/2000            $9,317       $14,100              $9,869
3/31/2000            $9,718       $13,171              $9,915
4/30/2000           $10,017       $12,378              $9,974
5/31/2000            $9,801       $11,657              $9,822
6/30/2000           $10,532       $12,673             $10,109
7/31/2000            $9,729       $12,265             $10,445
8/31/2000           $10,892       $13,200             $10,912
9/30/2000           $10,830       $12,812             $12,851
10/31/2000          $10,377       $12,241             $10,812
11/30/2000           $9,893       $10,984             $10,592
12/31/2000          $11,220       $11,927             $11,730

                       SMALL CAP VALUE PORTFOLIO
             TOTAL
    RETURNS FOR PERIOD ENDED                                RUSSELL 2000
       DECEMBER 31, 2000            FUND     RUSSELL 2000      VALUE
--------------------------------  --------   ------------   ------------
One Year                           20.29%      (3.02)%         22.83%
Annualized Since Inception*         3.87%        5.98%          5.40%
Value of a $10,000 investment
 over Life of Fund*               $11,220      $11,927        $11,730
*Inception December 19, 1997

    Most recently, the stock market is still benefiting from falling interest rates. However, in the interim, the stock market's focus will likely shift to corporate earnings. The consensus from the analyst community is that fourth quarter earnings will be up between 6% to 9% annually, compared to the same quarter one year earlier. The average stock in our portfolios could fare much better and continue to post

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

LARGE CAP GROWTH PORTFOLIO

             LARGE CAP               RUSSELL 1000
          GROWTH PORTFOLIO  S&P 500     GROWTH
12/19/97           $10,000  $10,000       $10,000
12/31/97           $10,256  $10,172       $10,300
1/30/98            $10,106  $10,284       $10,608
2/27/98            $10,856  $11,026       $11,406
3/31/98            $11,577  $11,591       $11,861
4/30/98            $11,537  $11,707       $12,024
5/29/98            $11,517  $11,506       $11,683
6/30/98            $12,267  $11,973       $12,398
7/31/98            $12,167  $11,846       $12,316
8/31/98            $10,756  $10,133       $10,467
9/30/98            $11,336  $10,782       $11,271
10/30/98           $12,127  $11,659       $12,178
11/30/98           $12,777  $12,366       $13,103
12/31/98           $14,478  $13,078       $14,285
1/29/99            $15,959  $13,625       $14,795
2/26/99            $15,259  $13,202       $14,325
3/31/99            $16,549  $13,730       $14,874
4/30/99            $16,009  $14,262       $14,893
5/28/99            $15,189  $13,925       $14,436
6/30/99            $16,820  $14,698       $15,447
7/30/99            $16,830  $14,239       $14,956
8/31/99            $16,980  $14,168       $15,199
9/30/99            $16,860  $13,780       $14,880
10/29/99           $17,680  $14,652       $16,004
11/30/99           $19,901  $14,949       $16,867
12/31/99           $23,604  $15,830       $18,622
1/31/00            $22,693  $15,035       $17,748
2/29/00            $29,147  $14,750       $18,616
3/31/00            $28,466  $16,193       $19,949
4/30/00            $26,675  $15,706       $18,999
5/31/00            $23,924  $15,383       $18,043
6/30/00            $27,186  $15,763       $19,410
7/31/00            $26,125  $15,516       $18,601
8/31/00            $31,028  $16,480       $20,286
9/30/00            $29,817  $15,610       $18,367
10/31/00           $27,286  $15,544       $17,498
11/30/00           $20,562  $14,319       $14,919
12/31/00           $21,795  $14,389       $14,447

                     LARGE CAP GROWTH PORTFOLIO
             TOTAL
    RETURNS FOR PERIOD ENDED                             RUSSELL 1000
       DECEMBER 31, 2000            FUND      S&P 500       GROWTH
--------------------------------  --------   ---------   ------------
One Year                           (7.66)%    (9.11)%      (22.42)%
Annualized Since Inception*         29.26%     12.73%        12.89%
Value of a $10,000 investment
 over Life of Fund*                $21,795    $14,389       $14,447
*Inception December 19, 1997

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

LARGE CAP VALUE PORTFOLIO

          LARGE CAP VALUE PORTFOLIO  RUSSELL 1000  RUSSELL 1000 VALUE
12/19/97                    $10,000       $10,000             $10,000
12/31/97                    $10,118       $10,091             $10,237
1/30/98                      $9,998       $10,166             $10,092
2/27/98                     $10,808       $10,890             $10,771
3/31/98                     $11,369       $11,439             $11,430
4/30/98                     $11,499       $11,557             $11,506
5/29/98                     $11,249       $11,308             $11,336
6/30/98                     $11,369       $11,726             $11,481
7/31/98                     $11,249       $11,585             $11,278
8/31/98                     $10,218        $9,853              $9,600
9/30/98                     $10,538       $10,516             $10,151
10/30/98                    $11,489       $11,347             $10,937
11/30/98                    $12,029       $12,050             $11,447
12/31/98                    $12,190       $12,817             $11,836
1/29/99                     $12,190       $13,274             $11,931
2/26/99                     $12,072       $12,853             $11,763
3/31/99                     $12,532       $13,346             $12,006
4/30/99                     $14,191       $13,903             $13,127
5/28/99                     $13,881       $13,603             $12,983
6/30/99                     $14,009       $14,297             $13,360
7/30/99                     $13,624       $13,861             $12,969
8/31/99                     $13,281       $13,731             $12,487
9/30/99                     $12,607       $13,353             $12,051
10/29/99                    $12,982       $14,251             $12,745
11/30/99                    $12,479       $14,617             $12,645
12/31/99                    $12,707       $15,498             $12,706
1/31/00                     $11,951       $14,863             $12,292
2/29/00                     $10,989       $14,824             $11,378
3/31/00                     $11,866       $16,174             $12,767
4/30/00                     $12,317       $15,635             $12,618
5/31/00                     $11,963       $15,231             $12,751
6/30/00                     $12,073       $15,619             $12,168
7/31/00                     $12,426       $15,360             $12,321
8/31/00                     $13,706       $16,497             $13,006
9/30/00                     $13,754       $15,731             $13,125
10/31/00                    $13,401       $15,541             $13,448
11/30/00                    $12,134       $14,119             $12,949
12/31/00                    $12,823       $14,290             $13,597

                       LARGE CAP VALUE PORTFOLIO
              TOTAL                                            RUSSELL
     RETURNS FOR PERIOD ENDED                                   1000
        DECEMBER 31, 2000             FUND     RUSSELL 1000     VALUE
----------------------------------  --------   ------------   ---------
One Year                              0.92%      (7.80)%         7.02%
Annualized Since Inception*           8.54%       12.48%        10.65%
Value of a $10,000 investment over
 Life of Fund*                      $12,823      $14,290       $13,597
*Inception December 19, 1997

annual earnings gains in excess of 100%. During the past four quarters, the average stock in the portfolios continues to post above average sales growth and earnings growth due to robust profit margin expansion. In fact, much of the earnings growth and earnings surprises that the stocks in the portfolios generate are attributable to profit margin expansion. Additionally, the portfolios are filled with "niche" companies with fat operating margins that dominate their respective businesses and have been less impacted by the broad economic slowdown.

    A skeptical investor might point out that past sales and earnings growth is irrelevant if a company warns Wall Street that its future sales and earnings growth are slowing down with the overall U.S. economy. The earnings warnings from many of the Nifty Fifty stocks*** that dominate the S&P 500** have had devastating consequences during the past few months. We have to admit that even though most of the stocks in the portfolios have been immune to these ominous earnings warnings, a few stocks in the portfolios fell victim in December to earnings warnings. However, overall, the analyst community remains very positive on the stocks in the portfolios and continues to revise its consensus earnings estimates higher for many of our stocks. Such positive analyst earnings upgrades are a very good omen.

    The harshest winter in more than a decade is a huge boom for all the energy-related stocks in the portfolios. As the Northeast and Midwest suffer from a near record snow pack, the folks in California continue suffering from soaring utility prices. The major utilities in California are near bankruptcy, due to the fact that they have been purchasing electricity significantly above the rates that the California Public Utility Commission (PUC) approved.

    The sputtering U.S. economy has many people concerned. There is no doubt that the first priority of the new Bush administration will be to get Congress to agree to a tax cut to stimulate the U.S. economy. Since both Democratic and Republican Congressional leaders are openly discussing tax cuts, we suspect that a revised tax reform package for the year 2001 will be passed by March in an attempt to stimulate the U.S. economy and prevent a recession.

    The debate about tax reform will eventually interfere with how much the Federal Reserve Board will cut key interest rates over the next several months. Fortunately, President Bush has appointed one of Federal Reserve Board Chairman Greenspan's friends as Treasury Secretary, so hopefully the proposed tax cuts will be coordinated and possibly endorsed by Alan Greenspan. Overall, between the Federal Reserve Board and the leaders in Congress, we suspect that a recession will be avoided and the U.S. economy will perk up in the next few months.

    In summary, historically the best time to invest in the stock market has been whenever the Federal Reserve Board begins to cut interest rates and the U.S. economy emerges out of a recession. Although we are expecting that many of our favorite stocks in the portfolios will be characterized by positive analyst earnings estimate changes, we are less optimistic on the earnings outlook for the overall stock market. The big problem looming for the stock market is that many of the large capitalization stocks that dominate the S&P 500** continue to be characterized by extremely weak earnings. Despite the deterioration in large cap stocks, we strongly believe that our Large Cap Growth portfolio should continue to outperform the S&P 500**, by only buying those stocks that have passed our rigorous quantitative and fundamental screening process. This is also the time of year that small capitalization stocks often surge for seasonal reasons now that tax-loss selling season is over and trading volume typically rises in the beginning of the year. Good stock selection remains crucial, because we still anticipate that 90% of the money flowing into the stock market will chase less than 10% of the stocks. However, our goal is to select stocks in the portfolio that are fundamentally superior to the overall stock market in order to capture sustained annual earnings growth, despite the broad economic slowdown. Overall, much of the risk associated with our favorite stocks in the portfolios was depleted when the NASDAQ market retested its lows in December.

    Always feel free to contact us if you have any questions or if we can help you in any way. You may call us at 1.800.887.8671 or visit our web site at www.navellierperformancefunds.com, where we invite you to take advantage of our complimentary weekly market commentary service, "Fund Mail".

Sincerely,

/s/ LOUIS G. NAVELLIER                         /s/ ALAN ALPERS
LOUIS G. NAVELLIER                             ALAN ALPERS

THIS MATERIAL HAS BEEN PRECEDED BY A NAVELLIER PERFORMANCE FUNDS PROSPECTUS.

THE PRECEDING CHARTS AND PERFORMANCE NUMBERS ASSUME REINVESTMENT OF ALL DISTRIBUTIONS.

PLEASE BE AWARE THAT PAST PERFORMANCE IS NO INDICATION OF FUTURE PERFORMANCE. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

**Indices:

The Russell 1000 Index consists of the 1,000 largest securities in the Russell 3000 Index.

The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

The Russell 1000 Value Index contains those Russell 1000 securities with a less-than-average growth orientation.

The Russell 2000 Index is an unmanaged index consisting of the smallest 2000 stocks in the Russell 3000 Index. It is considered representative of the small cap market in general.

The Russell 2000 Growth Index contains those Russell 2000 securities with a greater-than-average growth orientation.

The Russell 2000 Value Index contains those Russell 2000 securities with a less-than-average growth orientation.

The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

The Russell 3000 Growth Index measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. The stocks in this index are also members of either the Russell 1000 Growth or the Russell 2000 Growth indexes

The Russell 3000 Value Index measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values. The stocks in this index are also members of either the Russell 1000 Value or the Russell 2000 Value indexes.

The S&P 500 is an unmanaged index consisting of 500 large cap stocks. It is considered representative of the stock market as a whole.

The Nasdaq Composite Index includes more than 5,500 companies. The market-value-weighted index measures all Nasdaq domestic and non- U.S.-based common stocks listed on The Nasdaq Stock Market.

THESE INDICES ARE CONSIDERED REPRESENTATIVE OF PERTINENT MARKET SECTORS IN GENERAL. NONE ARE INVESTMENT PRODUCTS AVAILABLE FOR SALE.

***Nifty Fifty refers to the 50 large stocks most favored by institutional holders. Firms in the Nifty Fifty tend to be well established and usually have strong sustained earnings growth. The membership is constantly changing.

+ Morningstar proprietary ratings reflect historical risk-adjusted performance as of December 31, 2000. The ratings are subject to change every month. Morningstar ratings are calculated from the fund's three-year average annual returns in excess of 90-day Treasury bill returns with appropriate fee adjustments, and a risk factor that reflects fund performance below 90-day Treasury bill returns. The Navellier Mid Cap Growth Portfolio received five stars, for the three-year period. The top 10% receive five stars, and the next 22.5% receive 4 stars. The fund was rated among 4,164 domestic equity funds for the three-year period. The Navellier Large Cap Growth Portfolio received five stars, for the three-year period. The fund was rated among 4,164 domestic equity funds for the three-year period. Past performance is no guarantee of future results.

                                                 THE NAVELLIER PERFORMANCE FUNDS
-----------------------------------------------------------------
STATEMENTS OF NET ASSETS
DECEMBER 31, 2000
AGGRESSIVE GROWTH PORTFOLIO

---------------------------------------------------------------------------
                                                               MARKET VALUE
         SHARES                                                    (NOTE 1)
---------------------------------------------------------------------------
COMMON STOCKS -- 93.9%
AIRLINES -- 1.8%
      50,000     Frontier Airlines Inc.*                       $ 1,546,875
                                                               -----------
APPAREL -- 2.1%
      65,000     Christopher & Banks Corp.*                      1,832,187
                                                               -----------
BIOTECHNOLOGY AND DRUGS -- 6.9%
     100,000     IVAX Corp.*                                     3,830,000
      60,000     Techne Corp.*                                   2,163,750
                                                               -----------
                                                                 5,993,750
                                                               -----------
CASINOS AND GAMING -- 7.4%
      75,000     International Game Technology *                 3,600,000
     180,000     Shufffle Master, Inc.*                          2,857,500
                                                               -----------
                                                                 6,457,500
                                                               -----------
COMPUTER EQUIPMENT, SOFTWARE AND
 SERVICES -- 11.0%
     100,000     Bell Microproducts, Inc.*                       1,587,500
      15,000     Check Point Software Technologies Ltd.*         2,003,438
      50,000     Jack Henry & Associates, Inc.                   3,106,250
      68,600     Manhattan Associates, Inc.*                     2,924,075
                                                               -----------
                                                                 9,621,263
                                                               -----------
ELECTRONIC COMPONENTS/EQUIPMENT -- 3.2%
      30,000     Amphenol Corporation*                           1,175,625
      40,000     Power-One, Inc.*                                1,572,500
                                                               -----------
                                                                 2,748,125
                                                               -----------
HEALTHCARE -- 18.4%
      93,300     RehabCare Group, Inc.*                          4,793,287
     100,000     Tenet Healthcare Corp.*                         4,443,750
      30,000     Trigon Healthcare, Inc.*                        2,334,375
      40,000     Universal Health Services, Inc.*                4,470,000
                                                               -----------
                                                                16,041,412
                                                               -----------
MANUFACTURING -- 3.9%
     250,000     Oakley Inc.*                                    3,375,000
                                                               -----------
MEDICAL SPECIALTIES -- 13.0%
      20,000     Laboratory Corporation of America
                   Holdings*                                     3,520,000
      20,000     Professional Detailing, Inc.*                   2,115,312
      40,000     Quest Diagnostics, Inc.*                        5,680,000
                                                               -----------
                                                                11,315,312
                                                               -----------
OIL & GAS SERVICES -- 11.5%
      60,000     Dynegy, Inc.                                    3,363,750
     100,000     HS Resources, Inc.*                             4,237,500

---------------------------------------------------------------------------
                                                               MARKET VALUE
         SHARES                                                    (NOTE 1)
---------------------------------------------------------------------------

      65,000     Patterson Energy, Inc.*                       $ 2,421,250
                                                               -----------
                                                                10,022,500
                                                               -----------
REAL ESTATE -- 2.0%
     100,000     Catellus Development Corp.*                     1,750,000
                                                               -----------
SEMICONDUCTORS AND RELATED -- 1.7%
      75,000     Standard Microsystems Corp.*                    1,518,750
                                                               -----------
TELECOMMUNICATIONS AND EQUIPMENT -- 8.3%
     120,000     Aeroflax, Inc.*                                 3,459,372
      30,000     Newport Corp.                                   2,358,282
      40,000     Tollgrade Communications, Inc.*                 1,460,000
                                                               -----------
                                                                 7,277,654
                                                               -----------
TRANSPORTATION -- 1.7%
      40,000     Teekay Shipping Corp.                           1,520,000
                                                               -----------
UTILITIES -- 1.0%
      10,000     Duke Energy Corp.                                 852,500
                                                               -----------
TOTAL COMMON STOCKS
 (COST $71,138,201)                                             81,872,828
                                                               -----------
SHORT TERM INVESTMENTS -- 7.1%
MONEY MARKET FUNDS -- 3.6%
   3,147,389     Fund for Government Investors                   3,147,389
                                                               -----------
   PAR VALUE
   ---------
GOVERNMENT AGENCY OBLIGATIONS -- 3.5%
   $3,000,000    FHLB Discount Notes 4.75% due 1/2/01            2,998,417
                                                               -----------
TOTAL SHORT TERM INVESTMENTS
 (COST $6,145,806)                                               6,145,806
                                                               -----------
TOTAL INVESTMENTS -- 101.0%
  (COST $77,284,007)                                           $88,018,634
Liabilities in Excess of Other Assets -- (1.0%)
                                                                  (873,231)
                                                               -----------
NET ASSETS -- 100.0%                                           $87,145,403
                                                               ===========
NET ASSETS CONSIST OF:
  Paid-in-Capital                                              $78,697,427
  Accumulated Net Realized Loss on Investments
                                                                (2,286,651)
  Net Unrealized Appreciation of Investments
                                                                10,734,627
                                                               -----------
NET ASSETS                                                     $87,145,403
                                                               ===========
  NET ASSET VALUE PER SHARE
    (Based on 5,371,874 Shares Outstanding)
                                                                    $16.22
                                                               ===========

                                                 THE NAVELLIER PERFORMANCE FUNDS
-----------------------------------------------------------------
STATEMENTS OF NET ASSETS
DECEMBER 31, 2000 (CONTINUED)

MID CAP GROWTH PORTFOLIO

----------------------------------------------------------------------------
                                                                MARKET VALUE
         SHARES                                                     (NOTE 1)
----------------------------------------------------------------------------
COMMON STOCKS -- 92.0%
BIOTECHNOLOGY & DRUGS -- 10.8%
     116,000     ALZA Corp.*                                   $  4,930,000
      88,000     Forest Laboratories, Inc.*                      11,693,000
     150,000     IVAX Corp.*                                      5,745,000
      30,000     Protein Design Labs, Inc.*                       2,606,250
      80,000     Teva Pharmaceutical Industries, Ltd.             5,860,000
                                                               ------------
                                                                 30,834,250
                                                               ------------
BUSINESS SERVICES -- 4.6%
     123,000     Plexus Corp.*                                    3,738,044
     360,000     Rober Half International, Inc.*                  9,540,000
                                                               ------------
                                                                 13,278,044
                                                               ------------
COMPUTER EQUIPMENT, SOFTWARE AND
 SERVICES -- 5.4%
     115,000     Jack Henry & Associates, Inc.                    7,144,375
      90,800     Mercury Interactive Corp.*                       8,194,700
                                                               ------------
                                                                 15,339,075
                                                               ------------
COMPUTER NETWORKS -- 6.8%
     242,000     Emulex Corp.*                                   19,344,875
                                                               ------------
FINANCIAL SERVICES -- 18.0%
     500,300     Federated Investors, Inc.                       14,571,237
      90,000     Gallagher, Arthur J. & Co.                       5,726,250
     265,000     Old Republic International Corp.                 8,480,000
      80,000     SEI Investments Co.*                             8,960,000
     182,500     Silicon Valley Bancshares                        6,307,656
     200,000     Waddell & Reed Financial, Inc.                   7,525,000
                                                               ------------
                                                                 51,570,143
                                                               ------------
HEALTHCARE -- 7.9%
     145,000     Amerisource Health Corp.*                        7,322,500
      94,000     Trigon Helathcare Inc.*                          7,314,375
      70,700     Universal Health Services*                       7,900,725
                                                               ------------
                                                                 22,537,600
                                                               ------------
MEDICAL EQUIPMENT AND SUPPLIES -- 5.0%
      84,300     PerkinElmer, Inc.                                8,851,500
      90,000     St. Jude Medical, Inc.*                          5,529,375
                                                               ------------
                                                                 14,380,875
                                                               ------------

----------------------------------------------------------------------------
                                                                MARKET VALUE
         SHARES                                                     (NOTE 1)
----------------------------------------------------------------------------
MEDICAL SPECIALTIES -- 7.4%
      50,000     Laboratory Corp. of America Holdings*         $  8,800,000
      87,300     Quest Diagnostics Inc.*                         12,396,600
                                                               ------------
                                                                 21,196,600
                                                               ------------
OIL & GAS SERVICES -- 15.1%
      95,000     Anadarko Petrolium Corp.                         6,752,600
     105,000     Exelon Corp.                                     7,372,050
     207,000     Hanover Compressor Co.*                          9,224,438
     235,600     Mitchell Energy & Development Corp.             14,430,500
      90,000     Nabors Industries, Inc.*                         5,323,500
                                                               ------------
                                                                 43,103,088
                                                               ------------
SEMICONDUCTORS AND RELATED -- 4.3%
     120,000     Cirrus Logic, Inc.*                              2,250,000
     151,600     Integrated Device Technology, Inc.*              5,021,750
     150,000     Micrel, Inc.*                                    5,053,125
                                                               ------------
                                                                 12,324,875
                                                               ------------
TELECOMMUNICATIONS -- 2.2%
      80,000     Newport Corp.                                    6,288,752
                                                               ------------
UTILITIES -- 4.5%
     160,000     PPL Corp.                                        7,230,000
     190,000     Questar Corp.                                    5,711,875
                                                               ------------
                                                                 12,941,875
                                                               ------------
TOTAL COMMON STOCKS
 (COST $221,433,145)                                            263,140,052
                                                               ------------
SHORT TERM INVESTMENTS -- 7.3%
MONEY MARKET FUNDS -- 0.8%
   2,327,803     Fund for Government Investors                    2,327,803
                                                               ------------
   PAR VALUE
   ---------
GOVERNMENT AGENCY OBLIGATIONS -- 6.5%
  1$8,500,000    FHLB Discount Notes 4.75% due 1/2/01            18,490,236
                                                               ------------
TOTAL SHORT TERM INVESTMENTS
 (COST $20,818,039)                                              20,818,039
                                                               ------------
TOTAL INVESTMENTS -- 99.3%
  (COST $242,251,184)                                          $283,958,091
Other Assets Less Liabilities -- 0.7%                             2,028,478
                                                               ------------
NET ASSETS -- 100.0%                                           $285,986,569
                                                               ============

                                                 THE NAVELLIER PERFORMANCE FUNDS
-----------------------------------------------------------------
STATEMENTS OF NET ASSETS
DECEMBER 31, 2000 (CONTINUED)

MID CAP GROWTH PORTFOLIO

----------------------------------------------------------------------------
                                                                MARKET VALUE
         SHARES                                                     (NOTE 1)
----------------------------------------------------------------------------
NET ASSETS CONSIST OF:
  Paid-in-Capital applicable to:
    Regular Class                                              $237,902,393
    I Class                                                      27,652,884
  Accumulated Net Realized Loss on Investments
                                                                (21,275,615)
  Net Unrealized Appreciation of Investments
                                                                 41,706,907
                                                               ------------
NET ASSETS                                                     $285,986,569
                                                               ============
  REGULAR CLASS                                                $261,040,227
                                                               ============
  I CLASS                                                      $ 24,946,342
                                                               ============
NET ASSET VALUE PER SHARE:
  REGULAR CLASS
    (Based on 8,463,256 Shares Outstanding)
                                                                     $30.84
                                                               ============
  I CLASS
    (Based on 806,142 Shares Outstanding)
                                                                     $30.95
                                                               ============

AGGRESSIVE MICRO CAP PORTFOLIO

----------------------------------------------------------------------------
                                                                MARKET VALUE
         SHARES                                                     (NOTE 1)
----------------------------------------------------------------------------

COMMON STOCKS -- 91.1%
APPAREL -- 2.9%
      30,000     Christopher & Banks Corp.*                    $    845,625
                                                               ------------
BIOTECHNOLOGY AND DRUGS -- 4.4%
      22,300     Texas Biotechnology Corp.*                         191,557
      20,000     Trimeris, Inc.*                                  1,097,500
                                                               ------------
                                                                  1,289,057
                                                               ------------
CASINOS AND GAMING -- 4.1%
      35,000     Hollywood Casino Corp.*                            323,750
      54,750     Shuffle Master, Inc.*                              869,156
                                                               ------------
                                                                  1,192,906
                                                               ------------
COMPUTER EQUIPMENT, SOFTWARE AND
 SEVICES -- 15.7%
      49,500     Bell Microproducts Inc.*                           785,813
      29,000     Manhattan Associates, Inc.*                      1,236,125
      54,000     MapInfo Corp.*                                   2,551,500
                                                               ------------
                                                                  4,573,438
                                                               ------------
EDUCATION -- 2.5%
      19,000     Corinthian Colleges, Inc.*                         720,812
                                                               ------------
ELECTRONICS -- 14.3%
      50,000     Jaco Electronics Inc. *                            364,065
      28,000     Keithley Instruments, Inc.                       1,205,750
      20,000     Meritage Corp.*                                    740,000
      41,000     Richardson Electronics, Ltd.                       563,750
      31,600     Rogers Corp.*                                    1,297,575
                                                               ------------
                                                                  4,171,140
                                                               ------------
INSURANCE -- 3.1%
      31,000     Harleysville Group Inc.                            906,750
                                                               ------------
MANUFACTURING -- 7.4%
      39,000     Applied Films Corp.*                               797,062
      40,000     Concord Camera Corp.*                              660,000
      20,500     Direct Focus, Inc.*                                688,031
                                                               ------------
                                                                  2,145,093
                                                               ------------
MEDICAL EQUIPMENT AND SUPPLIES -- 3.0%
      22,800     Inverness Medical Technology, Inc.*                887,775
                                                               ------------

                                                 THE NAVELLIER PERFORMANCE FUNDS
-----------------------------------------------------------------
STATEMENTS OF NET ASSETS
DECEMBER 31, 2000 (CONTINUED)

AGGRESSIVE MICRO CAP PORTFOLIO

----------------------------------------------------------------------------
                                                                MARKET VALUE
         SHARES                                                     (NOTE 1)
----------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
OIL & GAS SERVICES -- 19.6%
      30,000     Clayton Williams Energy, Inc.*                $    810,000
      40,000     Key Production Company, Inc.*                    1,342,500
      30,000     Offshore Logistics, Inc.*                          646,407
      62,250     Prima Energy Corp.*                              2,178,750
      40,000     Unit Corp.*                                        757,500
                                                               ------------
                                                                  5,735,157
                                                               ------------
SEMICONDUCTORS AND RELATED -- 6.1%
      29,000     Exar Corp.*                                        898,548
      44,000     Standard Microsystems Corp.*                       891,000
                                                               ------------
                                                                  1,789,548
                                                               ------------
TELECOMMUNICATIONS AND EQUIPMENT -- 8.0%
      20,000     Boston Communication Group, Inc.*                  557,500
      29,000     Celeritek, Inc.*                                 1,105,625
      30,000     Datum Inc. *                                       663,750
                                                               ------------
                                                                  2,326,875
                                                               ------------
TOTAL COMMON STOCKS
 (COST $25,666,132)                                              26,584,176
                                                               ------------
MONEY MARKET FUNDS -- 9.8%
   2,871,255     Fund for Government Investors
                   (Cost $2,871,255)                              2,871,255
                                                               ------------
TOTAL INVESTMENTS -- 100.9%
 (COST $28,537,387)                                            $ 29,455,431
Liabilities in Excess of Other Assets -- (0.9%)
                                                                   (263,948)
                                                               ------------
NET ASSETS -- 100.0%                                           $ 29,191,483
                                                               ============
NET ASSETS CONSIST OF:
  Paid-in-Capital                                              $ 33,865,970
  Accumulated Net Realized Loss on Investments
                                                                 (5,592,531)
  Net Unrealized Appreciation of Investments
                                                                    918,044
                                                               ------------
NET ASSETS                                                     $ 29,191,483
                                                               ============
NET ASSET VALUE PER SHARE
  (Based on 1,080,063 Shares Outstanding)
                                                                     $27.03
                                                               ============

SMALL CAP VALUE PORTFOLIO

----------------------------------------------------------------------------
                                                                MARKET VALUE
         SHARES                                                     (NOTE 1)
----------------------------------------------------------------------------

COMMON STOCKS -- 92.9%
APPAREL -- 9.3%
       1,620     Columbia Sportswear Co. *                     $     80,595
       2,260     Dress Barn, Inc.*                                   65,540
         920     Kenneth Cole Productions, Inc.*                     37,030
                                                               ------------
                                                                    183,165
                                                               ------------
BIOTECHNOLOGY AND DRUGS -- 2.6%
       2,200     Cell Genesys, Inc.*                                 50,188
                                                               ------------
BUSINESS SERVICES -- 5.2%
       2,280     Administaff, Inc.*                                  62,016
       1,480     Penton Media, Inc.                                  39,775
                                                               ------------
                                                                    101,791
                                                               ------------
CASINOS AND GAMING -- 1.4%
       2,100     Aztar Corp.*                                        27,169
                                                               ------------
CHEMICALS -- 7.0%
         700     Albemarle Corp.                                     17,325
       1,950     Cabot Corp.                                         51,431
       5,350     Methanex Corp.*                                     34,441
       2,410     Penford Corp.                                       34,342
                                                               ------------
                                                                    137,539
                                                               ------------
COMPUTER SOFTWARE AND SERVICES -- 4.0%
       1,650     BARRA, Inc.*                                        77,756
                                                               ------------
ENGINEERING AND CONSTRUCTION -- 2.4%
       1,300     Lennar Corp.                                        47,125
                                                               ------------
FINANCIAL SERVICES -- 15.4%
       2,760     Boston Private Financial Holdings, Inc.             54,855
       1,410     GBC Bancorp                                         54,109
       2,270     Greater Bay Bancorp                                 93,070
       3,230     Hudson City Bancorp, Inc.                           65,408
       1,000     Silicon Valley Bancshares*                          34,562
                                                               ------------
                                                                    302,004
                                                               ------------
INDUSTRIAL MACHINERY -- 2.9%
       1,850     Ampco-Pittsburgh Corp.                              22,200
       3,250     Ladish Co., Inc.*                                   34,938
                                                               ------------
                                                                     57,138
                                                               ------------
INDUSTRIAL SPECIALTIES -- 8.5%
       4,050     Amcol International Corp.                           19,237
         800     Consol Energy, Inc.                                 22,350
       2,500     The Shaw Group, Inc.*                              125,000
                                                               ------------
                                                                    166,587
                                                               ------------

                                                 THE NAVELLIER PERFORMANCE FUNDS
-----------------------------------------------------------------
STATEMENTS OF NET ASSETS
DECEMBER 31, 2000 (CONTINUED)

SMALL CAP VALUE PORTFOLIO

----------------------------------------------------------------------------
                                                                MARKET VALUE
         SHARES                                                     (NOTE 1)
----------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL SPECIALTIES -- 6.9%
       1,450     Diagnostics Products Corp.                    $     79,206
       1,650     Rightchoice Managed Care, Inc.*                     57,441
                                                               ------------
                                                                    136,647
                                                               ------------
OIL & GAS SERVICES -- 13.1%
         900     Helmerich & Payne, Inc.                             39,488
       2,440     Key Production Company, Inc.*                       81,892
       2,510     Patina Oil & Gas Corp.                              60,240
       1,150     Unit Corp.*                                         21,778
       1,610     Western Gas Resources, Inc.                         54,237
                                                               ------------
                                                                    257,635
                                                               ------------
RENTAL AND LEASING -- 1.8%
       1,870     Dollar Thrifty Automotive Group, Inc.*              35,063
                                                               ------------
RETAIL -- 1.7%
       3,250     Pier 1 Imports, Inc.                                33,516
                                                               ------------
SEMICONDUCTORS AND RELATED -- 3.1%
       3,020     Standard Microsystems Corp.*                        61,155
                                                               ------------
TELECOMMUNICATIONS AND EQUIPMENT -- 3.3%
       2,220     Anixter International, Inc.*                        48,007
         830     NICE Systems Ltd., ADR*                             16,651
                                                               ------------
                                                                     64,658
                                                               ------------
UTILITIES -- 4.3%
         920     CH Energy Group, Inc.                               41,170
       1,650     Public Service Co. of New Mexico                    44,241
                                                               ------------
                                                                     85,411
                                                               ------------
TOTAL COMMON STOCKS
 (COST $1,524,226)                                                1,824,547
                                                               ------------

----------------------------------------------------------------------------
                                                                MARKET VALUE
         SHARES                                                     (NOTE 1)
----------------------------------------------------------------------------

MONEY MARKET FUNDS -- 5.2%
     102,046     Fund for Government Investors
                   (Cost $102,046)                             $    102,046
                                                               ------------
TOTAL INVESTMENTS -- 98.1%
 (COST $1,626,272)                                             $  1,926,593
Other Assets Less Liabilities -- 1.9%                                37,606
                                                               ------------
NET ASSETS -- 100.0%                                           $  1,964,199
                                                               ============
NET ASSETS CONSIST OF:
  Paid-in-Capital                                              $  1,810,662
  Accumulated Net Realized Loss on Investments
                                                                   (146,784)
  Net Unrealized Appreciation of Investments
                                                                    300,321
                                                               ------------
NET ASSETS                                                     $  1,964,199
                                                               ============

NET ASSET VALUE PER SHARE
  (Based on 180,593 Shares Outstanding)
                                                                     $10.88
                                                               ============


                                                 THE NAVELLIER PERFORMANCE FUNDS
-----------------------------------------------------------------
STATEMENTS OF NET ASSETS
DECEMBER 31, 2000 (CONTINUED)
LARGE CAP GROWTH PORTFOLIO

---------------------------------------------------------------------------
                                                               MARKET VALUE
         SHARES                                                    (NOTE 1)
---------------------------------------------------------------------------
COMMON STOCKS -- 94.5%
AEROSPACE AND DEFENSE -- 2.4%
      16,000     The Boeing Co.                                $ 1,056,000
                                                               -----------
BIOTECHNOLOGY AND DRUGS -- 15.1%
      15,000     Allergan, Inc.                                  1,452,187
      16,500     Amgen, Inc. *                                   1,054,969
      12,200     Forest Laboratories, Inc.*                      1,621,075
      36,600     IVAX Corp.*                                     1,401,780
      23,900     MedImmune, Inc.*                                1,139,731
                                                               -----------
                                                                 6,669,742
                                                               -----------
COMMUNICATIONS EQUIPMENT AND
 SERVICES -- 17.9%
      36,800     ADC
                   Telecommunications, Inc.*                       667,000
      24,300     Alcatel SA, ADR                                 1,359,281
       7,400     Broadcom Corp.*                                   621,600
      14,800     Brocade Communications System, Inc.*            1,358,825
      14,750     Comverse Technology, Inc.*                      1,602,219
      22,300     Corning, Inc.                                   1,177,719
       8,800     Juniper Networks, Inc.*                         1,109,350
                                                               -----------
                                                                 7,895,994
                                                               -----------
COMPUTER EQUIPMENT, SOFTWARE AND
 SERVICES -- 20.7%
      22,000     Adobe Systems, Inc.                             1,280,125
      24,000     BEA Systems, Inc.*                              1,615,500
      12,400     Check Point Software Technologies Ltd.*         1,656,175
      18,760     EMC Corp.*                                      1,247,540
      12,800     Mercury Interactive Corp.*                      1,155,200
      16,300     Siebel Systems, Inc.*                           1,102,287
      12,350     VERITAS Software Corp.*                         1,080,625
                                                               -----------
                                                                 9,137,452
                                                               -----------
COMPUTER NETWORKS -- 9.6%
      24,600     Emulex Corp.*                                   1,966,463
      14,150     Network Appliance, Inc.*                          908,253
      45,800     Oracle Corp.*                                   1,331,063
                                                               -----------
                                                                 4,205,779
                                                               -----------
ELECTRONIC COMPONENTS/EQUIPMENT -- 0.9%
      25,900     Vishay Intertechnology, Inc.*                     391,737
                                                               -----------
FINANCIAL SERVICES -- 1.7%
      17,500     Amvescap Plc ADR                                  761,250
                                                               -----------

---------------------------------------------------------------------------
                                                               MARKET VALUE
         SHARES                                                    (NOTE 1)
---------------------------------------------------------------------------
OIL & GAS SERVICES -- 7.5%
      15,000     The Coastal Corp.                             $ 1,324,688
      35,100     Dynegy, Inc.                                    1,967,794
                                                               -----------
                                                                 3,292,482
                                                               -----------
RECREATIONAL VEHICLES -- 3.0%
      33,000     Harley Davidson, Inc.                           1,311,750
                                                               -----------
SEMICONDUCTORS AND RELATED -- 9.1%
      17,100     Analog Devices, Inc.*                             875,306
       4,600     Cree, Inc.*                                       163,444
      17,850     QLogic Corp.*                                   1,374,450
      20,500     PMC-Sierra, Inc.*                               1,611,813
                                                               -----------
                                                                 4,025,013
                                                               -----------
UTILITIES -- 6.6%
      38,000     Calpine Corp.*                                  1,712,375
      17,000     Exelon Corp.                                    1,193,570
                                                               -----------
                                                                 2,905,945
                                                               -----------
TOTAL COMMON STOCKS
 (COST $44,322,052)                                             41,653,144
                                                               -----------
MONEY MARKET FUNDS -- 6.2%
   2,713,975     Fund for Government Investors
                   (Cost $2,713,975)                             2,713,975
                                                               -----------
TOTAL INVESTMENTS -- 100.7%
 (COST $47,036,027)                                            $44,367,119
Liabilities in Exess of Other Assets -- (0.7%)
                                                                  (298,767)
                                                               -----------
NET ASSETS -- 100.0%                                           $44,068,352
                                                               ===========
NET ASSETS CONSIST OF:
  Paid-in-Capital                                              $50,696,648
  Accumulated Net Realized Loss on Investments
                                                                (3,959,388)
  Net Unrealized Depreciation of Investments
                                                                (2,668,908)
                                                               -----------
NET ASSETS                                                     $44,068,352
                                                               ===========

NET ASSET VALUE PER SHARE
  (Based on 2,028,251 Shares Outstanding)
                                                                    $21.73
                                                               ===========

                                                 THE NAVELLIER PERFORMANCE FUNDS
-----------------------------------------------------------------
STATEMENTS OF NET ASSETS
DECEMBER 31, 2000 (CONTINUED)
LARGE CAP VALUE PORTFOLIO

-----------------------------------------------------------------------
                                                           MARKET VALUE
         SHARES                                                (NOTE 1)
-----------------------------------------------------------------------
COMMON STOCKS -- 92.7%
AIRLINES -- 2.7%
       500       The Boeing Co.                             $   33,000
                                                            ----------
BANKING -- 5.8%
       400       Northern Trust Corp.                           32,625
       300       State Street Corp.                             37,263
                                                            ----------
                                                                69,888
                                                            ----------
COMMUNICATION EQUIPMENT AND
 SERVICES -- 7.7%
       600       Amdocs Limited*                                39,750
     1,000       AT&T Corp                                      17,313
       750       SBC Communications Inc.                        35,812
                                                            ----------
                                                                92,875
                                                            ----------
COMPUTER HARDWARE AND
 PERIPHERALS -- 1.1%
       900       Apple Computer, Inc.*                          13,387
                                                            ----------
COMPUTER SOFTWARE AND SERVICES -- 4.5%
       700       Microsoft Corp.*                               30,363
       600       Rational Software Corp.*                       23,363
                                                            ----------
                                                                53,726
                                                            ----------
DISTRIBUTION AND WHOLESALE -- 2.0%
       800       Sysco Corp.                                    24,000
                                                            ----------
INDUSTRIAL SPECIALTIES -- 3.4%
     1,000       Dover Corp.                                    40,563
                                                            ----------
INSURANCE -- 8.3%
       700       Allstate Corp.                                 30,494
       600       Hartford Financial Services Group, Inc.        42,375
       500       The St. Paul Companies, Inc.                   27,156
                                                            ----------
                                                               100,025
                                                            ----------
FINANCIAL SERVICES -- 13.9%
     1,125       Amvescap Plc ADR                               48,937
       950       The Charles Schwab Corp.                       26,956
       600       Citigroup, Inc.                                30,638
       480       Lehman Brothers Holdings, Inc.                 32,460
       400       Merrill Lynch & Co., Inc.                      27,275
                                                            ----------
                                                               166,266
                                                            ----------
MOTOR VEHICLES -- 7.0%
     1,185       Ford Motor Co.                                 27,773
       700       General Motors Corp.                           35,656
       870       Fiat S.p.A. ADR                                21,098
                                                            ----------
                                                                84,527
                                                            ----------

-----------------------------------------------------------------------
                                                           MARKET VALUE
         SHARES                                                (NOTE 1)
-----------------------------------------------------------------------
OIL & GAS SERVICES -- 7.3%
       850       El Paso Energy Corp.                       $   60,881
     1,000       Imperial Oil Ltd.                              26,300
                                                            ----------
                                                                87,181
                                                            ----------
RETAIL -- 2.3%
       780       Sears, Roebuck & Co.                           27,105
                                                            ----------
SEMICONDUCTORS AND RELATED -- 2.9%
       900       LSI Logic Corp.*                               15,381
       400       Maxim Integrated Products, Inc.*               19,125
                                                            ----------
                                                                34,506
                                                            ----------
UTILITIES -- 23.8%
       730       Ameren Corp.                                   33,808
     1,500       Cinergy Corp.                                  52,687
       590       Dominion Resources, Inc.                       39,530
       450       Enron Corp.                                    37,406
       500       Entergy                                        21,156
     1,530       FirstEnergy Corp.                              48,291
     1,200       Reliant Energy, Inc.                           51,975
                                                            ----------
                                                               284,853
                                                            ----------
TOTAL COMMON STOCKS
 (COST $1,072,995)                                           1,111,902
                                                            ----------
MONEY MARKET FUNDS -- 6.1%
    72,846       Fund for Government Investors (Cost
                   $72,846)                                     72,846
                                                            ----------
TOTAL INVESTMENTS -- 98.8%
 (COST $1,145,841)                                          $1,184,748
Other Assets Less Liabilities -- 1.2%                           13,840
                                                            ----------
NET ASSETS -- 100.0%                                        $1,198,588
                                                            ==========
NET ASSETS CONSIST OF:
  Paid-in-Capital                                           $1,295,170
  Accumulated Net Realized Loss on Investments
                                                              (135,489)
  Net Unrealized Appreciation of Investments
                                                                38,907
                                                            ----------
NET ASSETS                                                  $1,198,588
                                                            ==========
NET ASSET VALUE PER SHARE
  (Based on 115,951 Shares Outstanding)                         $10.34
                                                            ==========

--------------------------

*    NON-INCOME PRODUCING
ADR  AMERICAN DEPOSITORY RECEIPTS

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                 THE NAVELLIER PERFORMANCE FUNDS
-----------------------------------------------------------------
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000

                                                              AGGRESSIVE         MID CAP         AGGRESSIVE
                                                                GROWTH            GROWTH          MICRO CAP
                                                               PORTFOLIO        PORTFOLIO         PORTFOLIO
                                                              -----------      ------------      -----------
INVESTMENT INCOME
  Interest (Note 1).....................................      $   210,883      $    868,486      $   130,991
  Dividends (Note 1)....................................          136,250           329,496           27,559
                                                              -----------      ------------      -----------
    Total Investment Income.............................          347,133         1,197,982          158,550
                                                              -----------      ------------      -----------
EXPENSES
  Investment Advisory Fee (Note 2)......................          773,288         2,147,283          194,715
  Administrative Fee (Note 2)...........................          230,145           255,630           57,951
  Distribution Plan Fees -- Regular Class (Note 4)......          230,878           610,624           58,737
  Transfer Agent and Custodian Fee (Note 3).............          153,857           370,717           72,334
  Shareholder Reports and Notices.......................           35,963            72,670            8,643
  Registration Fees.....................................           16,962            52,459           18,532
  Organizational Expense (Note 1).......................           24,990                --               --
  Audit Fees............................................            9,000             9,000            9,000
  Trustees' Fees and Expenses (Note 2)..................            2,812             2,812            2,812
  Other Expenses........................................           26,185            49,619            5,334
                                                              -----------      ------------      -----------
    Total Expenses......................................        1,504,080         3,570,814          428,058
    Less Expenses Reimbursed by Investment Adviser
      (Note 2)..........................................         (131,682)         (185,302)         (81,885)
                                                              -----------      ------------      -----------
      Net Expenses......................................        1,372,398         3,385,512          346,173
                                                              -----------      ------------      -----------
NET INVESTMENT LOSS.....................................       (1,025,265)       (2,187,530)        (187,623)
                                                              -----------      ------------      -----------
Net Realized Gain (Loss) on Investment Transactions.....        5,128,839       (21,227,494)      (5,592,531)
Change in Net Unrealized Appreciation of Investments....       (3,438,491)        6,031,902         (284,007)
                                                              -----------      ------------      -----------
NET GAIN (LOSS) ON INVESTMENTS..........................        1,690,348       (15,195,592)      (5,876,538)
                                                              -----------      ------------      -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS............................................      $   665,083      $(17,383,122)     $(6,064,161)
                                                              ===========      ============      ===========

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                 THE NAVELLIER PERFORMANCE FUNDS
---------------------------------------------------------------
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000

                                                                  SMALL CAP       LARGE CAP     LARGE CAP
                                                                    VALUE           GROWTH        VALUE
                                                                  PORTFOLIO       PORTFOLIO     PORTFOLIO
                                                                  ---------      ------------   ---------
INVESTMENT INCOME
  Interest (Note 1).........................................      $  3,615       $    102,805   $   3,878
  Dividends (Note 1)........................................         7,486             17,378      24,288
                                                                  --------       ------------   ---------
    Total Investment Income.................................        11,101            120,183      28,166
                                                                  --------       ------------   ---------
EXPENSES
  Investment Advisory Fee (Note 2)..........................        10,104            296,249       7,487
  Administrative Fee (Note 2)...............................         3,007             88,170       2,496
  Distribution Plan Fees (Note 4)...........................         3,008             88,813       2,500
  Transfer Agent and Custodian Fee (Note 3).................        39,768             80,734      39,489
  Organizational Expense (Note 1)...........................        18,360             18,360      18,360
  Registration Fees.........................................        15,540             24,269      15,547
  Audit Fees................................................         9,000              9,000       9,000
  Trustees' Fees and Expenses (Note 2)......................         2,812              2,812       2,812
  Shareholder Reports and Notices...........................         1,554             11,787       1,654
  Other Expenses............................................           960              6,160         653
                                                                  --------       ------------   ---------
    Total Expenses..........................................       104,113            626,354      99,998
    Less Expenses Reimbursed by Investment Adviser
      (Note 2)..............................................       (86,190)          (100,220)    (86,018)
                                                                  --------       ------------   ---------
      Net Expenses..........................................        17,923            526,134      13,980
                                                                  --------       ------------   ---------
NET INVESTMENT INCOME (LOSS)................................        (6,822)          (405,951)     14,186
                                                                  --------       ------------   ---------
Net Realized Gain (Loss) on Investment Transactions.........        34,715         (3,959,388)   (107,856)
Change in Net Unrealized Appreciation/Depreciation
  of Investments............................................       229,893         (6,904,162)     88,585
                                                                  --------       ------------   ---------
NET GAIN (LOSS) ON INVESTMENTS..............................       264,608        (10,863,550)    (19,271)
                                                                  --------       ------------   ---------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................      $257,786       $(11,269,501)  $  (5,085)
                                                                  ========       ============   =========

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                 THE NAVELLIER PERFORMANCE FUNDS
-----------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                               AGGRESSIVE GROWTH              MID CAP GROWTH
                                                   PORTFOLIO                     PORTFOLIO
                                          ----------------------------  ---------------------------
                                              FOR THE YEARS ENDED           FOR THE YEARS ENDED
                                                  DECEMBER 31,                 DECEMBER 31,
                                          ----------------------------  ---------------------------
                                              2000           1999           2000           1999
                                          -------------  -------------  -------------  ------------
FROM INVESTMENT ACTIVITIES
  Net Investment Loss...................  $  (1,025,265) $    (773,814) $  (2,187,530) $   (381,410)
  Net Realized Gain (Loss) on Investment
    Transactions........................      5,128,839     27,161,572    (21,227,494)    7,146,986
  Change in Net Unrealized Appreciation
    of Investments......................     (3,438,491)     3,761,122      6,031,902    33,944,862
                                          -------------  -------------  -------------  ------------
    Net Increase (Decrease) in Net
      Assets Resulting from
      Operations........................        665,083     30,148,880    (17,383,122)   40,710,438
                                          -------------  -------------  -------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS
  From Net Realized Gain:
    Regular Class.......................    (14,102,160)   (11,023,982)    (3,510,520)   (3,369,098)
    I Class.............................             --             --       (295,384)           --
                                          -------------  -------------  -------------  ------------
      Total Distributions to
        Shareholders....................    (14,102,160)   (11,023,982)    (3,805,904)   (3,369,098)
                                          -------------  -------------  -------------  ------------
FROM SHARE TRANSACTIONS
  Net Proceeds from Sales of Shares:
      Regular Class.....................    152,111,538    136,256,553    463,679,016   116,509,706
      I Class...........................             --             --     28,824,576            --
  Reinvestment of Distributions:
      Regular Class.....................     13,991,106     10,759,472      3,380,026     3,250,780
      I Class...........................             --             --        294,096            --
  Cost of Shares Redeemed:
      Regular Class.....................   (155,548,611)  (157,516,582)  (324,704,413)  (28,117,930)
      I Class...........................             --             --     (1,405,268)           --
                                          -------------  -------------  -------------  ------------
    Net Increase (Decrease) in Net
      Assets Resulting from Share
      Transactions......................     10,554,033    (10,500,557)   170,068,033    91,642,556
                                          -------------  -------------  -------------  ------------
    TOTAL INCREASE (DECREASE) IN NET
      ASSETS............................     (2,883,044)     8,624,341    148,879,007   128,983,896
NET ASSETS -- Beginning of Year.........     90,028,447     81,404,106    137,107,562     8,123,666
                                          -------------  -------------  -------------  ------------
NET ASSETS -- End of Year...............  $  87,145,403  $  90,028,447  $ 285,986,569  $137,107,562
                                          =============  =============  =============  ============
SHARES
  Sold:
      Regular Class.....................      7,708,647      7,808,792     13,756,733     5,156,724
      I Class...........................             --             --        841,120            --
  Issued in Reinvestment of
    Distributions:
      Regular Class.....................        909,773        574,758        115,861       108,658
      I Class...........................             --             --         10,048            --
  Redeemed:
      Regular Class.....................     (7,982,360)    (9,139,184)    (9,949,385)   (1,320,305)
      I Class...........................             --             --        (45,026)           --
                                          -------------  -------------  -------------  ------------
    Net Increase (Decrease) in Shares...        636,060       (755,634)     4,729,351     3,945,077
                                          =============  =============  =============  ============

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                 THE NAVELLIER PERFORMANCE FUNDS
---------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                             AGGRESSIVE MICRO CAP           SMALL CAP VALUE
                                                   PORTFOLIO                   PORTFOLIO
                                          ---------------------------  --------------------------
                                              FOR THE YEARS ENDED         FOR THE YEARS ENDED
                                                 DECEMBER 31,                 DECEMBER 31,
                                          ---------------------------  --------------------------
                                              2000           1999          2000          1999
                                          -------------  ------------  ------------  ------------
FROM INVESTMENT ACTIVITIES
  Net Investment Income (Loss)..........  $    (187,623) $   (67,562)  $    (6,822)  $    25,255
  Net Realized Gain (Loss) on Investment
    Transactions........................     (5,592,531)   1,285,026        34,715      (132,236)
  Change in Net Unrealized Appreciation
    of Investments......................       (284,007)    (766,596)      229,893       117,015
                                          -------------  -----------   -----------   -----------
    Net Increase (Decrease) in Net
      Assets Resulting from
      Operations........................     (6,064,161)     450,868       257,786        10,034
                                          -------------  -----------   -----------   -----------
DISTRIBUTIONS TO SHAREHOLDERS
  From Net Investment Income............             --           --        (2,976)      (25,255)
  From Net Realized Gain................       (626,880)    (261,332)           --            --
                                          -------------  -----------   -----------   -----------
    Total Distributions to
      Shareholders......................       (626,880)    (261,332)       (2,976)      (25,255)
                                          -------------  -----------   -----------   -----------
FROM SHARE TRANSACTIONS
  Net Proceeds from Sales of Shares.....    130,430,463    3,539,007     2,760,438       847,356
  Reinvestment of Distributions.........        613,427      258,260         2,900        25,255
  Cost of Shares Redeemed...............   (101,030,726)  (7,768,889)   (2,285,971)     (482,464)
                                          -------------  -----------   -----------   -----------
    Net Increase (Decrease) in Net
      Assets Resulting from Share
      Transactions......................     30,013,164   (3,971,622)      477,367       390,147
                                          -------------  -----------   -----------   -----------
    TOTAL INCREASE (DECREASE) IN NET
      ASSETS............................     23,322,123   (3,782,086)      732,177       374,926
NET ASSETS -- Beginning of Year.........      5,869,360    9,651,446     1,232,022       857,096
                                          -------------  -----------   -----------   -----------
NET ASSETS -- End of Year...............  $  29,191,483  $ 5,869,360   $ 1,964,199   $ 1,232,022
                                          =============  ===========   ===========   ===========
SHARES
  Sold..................................      4,162,443      171,557       276,935        93,218
  Issued in Reinvestment of
    Distributions.......................         23,832       11,929           294         2,787
  Redeemed..............................     (3,368,867)    (393,474)     (232,576)      (53,134)
                                          -------------  -----------   -----------   -----------
    Net Increase (Decrease) in Shares...        817,408     (209,988)       44,653        42,871
                                          =============  ===========   ===========   ===========

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                 THE NAVELLIER PERFORMANCE FUNDS
---------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                               LARGE CAP GROWTH            LARGE CAP VALUE
                                                  PORTFOLIO                   PORTFOLIO
                                          --------------------------  --------------------------
                                             FOR THE YEARS ENDED         FOR THE YEARS ENDED
                                                 DECEMBER 31,                DECEMBER 31,
                                          --------------------------  --------------------------
                                              2000          1999          2000          1999
                                          ------------  ------------  ------------  ------------
FROM INVESTMENT ACTIVITIES
  Net Investment Income (Loss)..........  $   (405,951) $   (65,226)  $    14,186   $    19,574
  Net Realized Gain (Loss) on Investment
    Transactions........................    (3,959,388)     159,827      (107,856)       90,722
  Change in Net Unrealized
    Appreciation/Depreciation of
    Investments.........................    (6,904,162)   3,684,106        88,585      (104,502)
                                          ------------  -----------   -----------   -----------
    Net Increase (Decrease) in Net
      Assets Resulting from
      Operations........................   (11,269,501)   3,778,707        (5,085)        5,794
                                          ------------  -----------   -----------   -----------
DISTRIBUTIONS TO SHAREHOLDERS
  From Net Investment Income............            --           --       (20,250)      (19,574)
  From Net Realized Gain................      (107,968)          --            --      (102,701)
                                          ------------  -----------   -----------   -----------
    Total Distributions to
      Shareholders......................      (107,968)          --       (20,250)     (122,275)
                                          ------------  -----------   -----------   -----------
FROM SHARE TRANSACTIONS
  Net Proceeds from Sales of Shares.....    79,600,081   12,367,626     2,612,107       691,527
  Reinvestment of Distributions.........       105,856           --        19,655       121,787
  Cost of Shares Redeemed...............   (36,926,858)  (5,881,138)   (2,401,469)     (358,642)
                                          ------------  -----------   -----------   -----------
    Net Increase in Net Assets Resulting
      from Share Transactions...........    42,779,079    6,486,488       230,293       454,672
                                          ------------  -----------   -----------   -----------
    TOTAL INCREASE IN NET ASSETS........    31,401,610   10,265,195       204,958       338,191
NET ASSETS -- Beginning of Year.........    12,666,742    2,401,547       993,630       655,439
                                          ------------  -----------   -----------   -----------
NET ASSETS -- End of Year...............  $ 44,068,352  $12,666,742   $ 1,198,588   $   993,630
                                          ============  ===========   ===========   ===========
SHARES
  Sold..................................     2,905,525      725,134       254,022        56,283
  Issued in Reinvestment of
    Distributions.......................         4,719           --         1,952        11,519
  Redeemed..............................    (1,418,881)    (354,236)     (235,245)      (30,133)
                                          ------------  -----------   -----------   -----------
    Net Increase in Shares..............     1,491,363      370,898        20,729        37,669
                                          ============  ===========   ===========   ===========

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                 THE NAVELLIER PERFORMANCE FUNDS
-----------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                              AGGRESSIVE GROWTH
                                                                  PORTFOLIO
                                                       FOR THE YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------------
                                               2000           1999        1998      1997      1996
                                          ---------------  -----------  --------  --------- --------
PER SHARE OPERATING PERFORMANCE:
  Net Asset Value -- Beginning of
    Year................................      $19.01         $14.82      $13.29     $12.25    $9.99
                                             -------        -------     -------   --------  -------
  Income from Investment Operations:
    Net Investment Loss.................       (0.19)         (0.16)      (0.15)     (0.14)   (0.12)
    Net Realized and Unrealized Gain on
      Investments.......................        0.59           6.95        1.68       1.34     2.38(A)
                                             -------        -------     -------   --------  -------
      Total from Investment
        Operations......................        0.40           6.79        1.53       1.20     2.26
                                             -------        -------     -------   --------  -------
  Distributions to Shareholders:
    From Net Realized Gain..............       (3.19)         (2.60)         --      (0.16)      --
                                             -------        -------     -------   --------  -------
  Net Increase (Decrease) in Net Asset
    Value...............................       (2.79)          4.19        1.53       1.04     2.26
                                             -------        -------     -------   --------  -------
  Net Asset Value -- End of Year........      $16.22         $19.01      $14.82     $13.29   $12.25
                                             =======        =======     =======   ========  =======

TOTAL INVESTMENT RETURN.................        3.06%         46.11%      11.51%      9.77%   22.62%

RATIOS TO AVERAGE NET ASSETS:
  Expenses After Reimbursement
    (Note 2)............................        1.49%          1.49%       1.68%      2.00%    2.00%
  Expenses Before Reimbursement
    (Note 2)............................        1.63%          1.68%       1.89%      2.15%    2.22%
  Net Investment Loss After
    Reimbursement (Note 2)..............       (1.11)%        (1.00)%     (0.92)%    (1.07)%   (1.57)%
  Net Investment Loss Before
    Reimbursement (Note 2)..............       (1.26)%        (1.20)%     (1.13)%    (1.22)%   (1.77)%

SUPPLEMENTARY DATA:
  Portfolio Turnover Rate...............         376%           702%        237%       247%     169%
  Net Assets at End of Year (in
    thousands)..........................     $87,145        $90,028     $81,404   $101,746  $95,246
  Number of Shares Outstanding at End of
    Year (in thousands).................       5,372          4,736       5,491      7,657    7,774

---------------------------------------------

(A) The per share amount does not coincide with the net realized and unrealized loss for the year because of the timing of sales and redemptions of Fund shares and the amount of per share realized and unrealized gain and loss at such time.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                 THE NAVELLIER PERFORMANCE FUNDS
---------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                              MID CAP GROWTH
                                                                                PORTFOLIO
                                                                         CLASS A                                     CLASS I
                                          ----------------------------------------------------------------------  --------------
                                                           FOR THE YEARS ENDED                    FOR THE PERIOD  FOR THE PERIOD
                                                               DECEMBER 31,                           ENDED           ENDED
                                          ------------------------------------------------------   DECEMBER 31,    DECEMBER 31,
                                              2000          1999         1998           1997          1996*           2000**
                                          -------------   ---------  -------------  ------------  --------------  --------------
PER SHARE OPERATING PERFORMANCE:
  Net Asset Value -- Beginning of
    Period..............................    $  30.20      $  13.65      $12.43        $10.27         $ 10.00         $ 31.31
                                            --------      --------      ------        ------         -------         -------
  Income from Investment Operations:
    Net Investment Income (Loss)........       (0.25)        (0.08)      (0.06)        (0.06)           0.01           (0.08)
    Net Realized and Unrealized Gain on
      Investments.......................        1.32(A)      17.40        1.59          2.75            0.27            0.15(A)
                                            --------      --------      ------        ------         -------         -------
      Total from Investment
        Operations......................        1.07         17.32        1.53          2.69            0.28            0.07
                                            --------      --------      ------        ------         -------         -------
  Distributions to Shareholders:
    From Net Investment Income..........          --            --          --            --           (0.01)             --
    From Net Realized Gain..............       (0.43)        (0.77)      (0.31)        (0.53)             --           (0.43)
                                            --------      --------      ------        ------         -------         -------
  Total Distributions to Shareholders...       (0.43)        (0.77)      (0.31)        (0.53)          (0.01)          (0.43)
                                            --------      --------      ------        ------         -------         -------
  Net Increase (Decrease) in Net Asset
    Value...............................        0.64         16.55        1.22          2.16            0.27           (0.36)
                                            --------      --------      ------        ------         -------         -------
  Net Asset Value -- End of Period......    $  30.84      $  30.20      $13.65        $12.43         $ 10.27         $ 30.95
                                            ========      ========      ======        ======         =======         =======

TOTAL INVESTMENT RETURN.................        3.63%       126.97%      12.31%        26.18%           2.75%(B)        0.31%(B)

RATIOS TO AVERAGE NET ASSETS:
  Expenses After Reimbursement
    (Note 2)............................        1.34%         1.49%       1.66%         2.00%           2.00%(C)        0.99%(C)
  Expenses Before Reimbursement
    (Note 2)............................        1.41%         1.69%       2.56%         3.27%         113.02%(C)        1.06%(C)
  Net Investment Loss After
    Reimbursement (Note 2)..............       (0.87)%       (1.00)%     (0.38)%       (0.69)%          0.87%(C)       (0.47)%(C)
  Net Investment Loss Before
    Reimbursement (Note 2)..............       (0.94)%       (1.23)%     (1.27)%       (1.96)%       (110.15)%(C)      (0.54)%(C)

SUPPLEMENTARY DATA:
  Portfolio Turnover Rate...............         196%          208%        211%          163%             --             196%
  Net Assets at End of Period (in
    thousands)..........................    $261,040      $137,108      $8,124        $8,373         $ 1,642         $24,947
  Number of Shares Outstanding at End of
    Period (in thousands)...............       8,463         4,540         595           673             160             806

-------------------------------

 (A) The per share amount does not coincide with the net realized and unrealized loss for the year because of the timing of sales and redemptions of Fund shares and the amount of per share realized and unrealized gain and loss at such time.
 (B) Total returns for periods of less than one year are not annualized.
 (C) Annualized

 * FROM COMMENCEMENT OF OPERATIONS NOVEMBER 26, 1996.
** FROM COMMENCEMENT OF OPERATIONS FEBRUARY 2, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                 THE NAVELLIER PERFORMANCE FUNDS
---------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                             AGGRESSIVE MICRO CAP
                                                                   PORTFOLIO
                                          -----------------------------------------------------------
                                                      FOR THE YEARS ENDED              FOR THE PERIOD
                                                         DECEMBER 31,                      ENDED
                                          -------------------------------------------   DECEMBER 31,
                                              2000           1999            1998          1997*
                                          ------------  ---------------  ------------  --------------
PER SHARE OPERATING PERFORMANCE:
  Net Asset Value -- Beginning of
    Period..............................     $22.35         $20.42         $20.40          $15.64
                                            -------         ------         ------         -------
  Income from Investment Operations:
    Net Investment Loss.................      (0.14)         (0.28)         (0.14)          (0.05)
    Net Realized and Unrealized Gain on
      Investments.......................       5.43(A)        3.27           0.16            5.17
                                            -------         ------         ------         -------
      Total from Investment
        Operations......................       5.29           2.99           0.02            5.12
                                            -------         ------         ------         -------
Distributions to Shareholders:
  From Net Realized Gain................      (0.61)         (1.06)            --           (0.36)
                                            -------         ------         ------         -------
  Net Increase in Net Asset Value.......       4.68           1.93           0.02            4.76
                                            -------         ------         ------         -------
  Net Asset Value -- End of Period......     $27.03         $22.35         $20.42          $20.40
                                            =======         ======         ======         =======

TOTAL INVESTMENT RETURN.................      23.82%         14.79%          0.10%          32.76%(B)

RATIOS TO AVERAGE NET ASSETS:
  Expenses After Reimbursement
    (Note 2)............................       1.48%          1.49%          1.51%           1.55%(C)
  Expenses Before Reimbursement
    (Note 2)............................       1.84%          2.68%          2.50%           3.21%(C)
  Net Investment Loss After
    Reimbursement (Note 2)..............      (0.85)%        (1.06)%        (0.71)%         (0.54)%(C)
  Net Investment Loss Before
    Reimbursement (Note 2)..............      (1.21)%        (2.24)%        (1.70)%         (2.20)%(C)

SUPPLEMENTARY DATA:
  Portfolio Turnover Rate...............        269%           190%           196%             86%
  Net Assets at End of Period (in
    thousands)..........................    $29,191         $5,869         $9,651         $10,190
  Number of Shares Outstanding at End of
    Period (in thousands)...............      1,080            263            473             500

--------------------------------------------------

(A) The per share amount does not coincide with the net realized and unrealized loss for the year because of the timing of sales and redemptions of Fund shares and the amount of per share realized and unrealized gain and loss at such time.
(B) Total returns for periods of less than one year are not annualized.
(C) Annualized

* FROM COMMENCEMENT OF OPERATIONS MARCH 17, 1997

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                 THE NAVELLIER PERFORMANCE FUNDS
---------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                SMALL CAP VALUE
                                                                   PORTFOLIO
                                          -----------------------------------------------------------
                                                      FOR THE YEARS ENDED              FOR THE PERIOD
                                                         DECEMBER 31,                      ENDED
                                          -------------------------------------------   DECEMBER 31,
                                              2000           1999            1998          1997*
                                          ------------  ---------------  ------------  --------------
PER SHARE OPERATING PERFORMANCE:
    Net Asset Value -- Beginning of
      Period............................     $9.06           $9.21         $10.12          $10.00
                                            ------          ------         ------          ------
    Income from Investment Operations:
      Net Investment Income (Loss)......     (0.04)           0.19           0.07            0.01
      Net Realized and Unrealized Gain
        (Loss) on Investments...........      1.88           (0.15)         (0.91)           0.12
                                            ------          ------         ------          ------
  Total from Investment Operations......      1.84            0.04          (0.84)           0.13
                                            ------          ------         ------          ------
    Distributions to Shareholders:
      From Net Investment Income........     (0.02)          (0.19)         (0.07)          (0.01)
                                            ------          ------         ------          ------
  Net Increase (Decrease) in Net Asset
    Value...............................      1.82           (0.15)         (0.91)           0.12
                                            ------          ------         ------          ------
  Net Asset Value -- End of Period......    $10.88           $9.06          $9.21          $10.12
                                            ======          ======         ======          ======

TOTAL INVESTMENT RETURN.................     20.29%           0.44%         (8.28)%          1.25%(A)

RATIOS TO AVERAGE NET ASSETS:
  Expenses After Reimbursement
    (Note 2)............................      1.48%           1.49%          1.53%           1.75%(B)
  Expenses Before Reimbursement
    (Note 2)............................      8.62%           9.25%         13.01%           7.74%(B)
  Net Investment Loss After
    Reimbursement (Note 2)..............     (0.56)%          2.42%          1.12%           1.94%(B)
  Net Investment Loss Before
    Reimbursement (Note 2)..............     (7.70)%         (5.34)%       (10.36)%         (4.03)%(B)

SUPPLEMENTARY DATA:
  Portfolio Turnover Rate...............       148%             91%            85%              2%
  Net Assets at End of Period (in
    thousands)..........................    $1,964          $1,232           $857            $101
  Number of Shares Outstanding at End of
    Period (in thousands)...............       181             136             93              10

---------------------------------------------------

(A) Total returns for periods of less than one year are not annualized.
(B) Annualized

* FROM COMMENCEMENT OF OPERATIONS DECEMBER 19, 1997

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                 THE NAVELLIER PERFORMANCE FUNDS
---------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                               LARGE CAP GROWTH
                                                                   PORTFOLIO
                                          -----------------------------------------------------------
                                                      FOR THE YEARS ENDED              FOR THE PERIOD
                                                         DECEMBER 31,                      ENDED
                                          -------------------------------------------   DECEMBER 31,
                                              2000           1999            1998          1997*
                                          ------------  ---------------  ------------  --------------
PER SHARE OPERATING PERFORMANCE:
  Net Asset Value -- Beginning of
    Period..............................     $23.59         $14.47         $10.25          $10.00
                                            -------        -------         ------          ------
    Income from Investment Operations:
      Net Investment Income (Loss)......      (0.20)         (0.12)         (0.02)           0.01
      Net Realized and Unrealized Gain
        (Loss) on Investments...........      (1.61)          9.24           4.24            0.25
                                            -------        -------         ------          ------
      Total from Investment
        Operations......................      (1.81)          9.12           4.22            0.26
                                            -------        -------         ------          ------
  Distributions to Shareholders:
    From Net Investment Income..........         --             --             --           (0.01)
    From Net Realized Gain..............      (0.05)            --             --              --
                                            -------        -------         ------          ------
      Total Distributions to
        Shareholders....................      (0.05)            --             --           (0.01)
                                            -------        -------         ------          ------
  Net Increase (Decrease) in Net Asset
    Value...............................      (1.86)          9.12           4.22            0.25
                                            -------        -------         ------          ------
  Net Asset Value -- End of Period......     $21.73         $23.59         $14.47          $10.25
                                            =======        =======         ======          ======

TOTAL INVESTMENT RETURN.................      (7.66)%        63.03%         41.17%           2.56%(A)

RATIOS TO AVERAGE NET ASSETS:
  Expenses After Reimbursement
    (Note 2)............................       1.48%          1.49%          1.54%           1.90%(B)
  Expenses Before Reimbursement
    (Note 2)............................       1.76%          2.75%          9.11%           6.66%(B)
  Net Investment Loss After
    Reimbursement (Note 2)..............      (1.14)%        (0.99)%        (0.43)%          2.40%(B)
  Net Investment Loss Before
    Reimbursement (Note 2)..............      (1.43)%        (2.26)%        (8.00)%         (2.36)%(B)

SUPPLEMENTARY DATA:
  Portfolio Turnover Rate...............         54%            75%            80%             --
  Net Assets at End of Period (in
    thousands)..........................    $44,068        $12,667         $2,402            $103
  Number of Shares Outstanding at End of
    Period (in thousands)...............      2,028            537            166              10

------------------------------------------------

(A) Total returns for periods of less than one year are not annualized.
(B) Annualized

* FROM COMMENCEMENT OF OPERATIONS DECEMBER 19, 1997

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                 THE NAVELLIER PERFORMANCE FUNDS
---------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                LARGE CAP VALUE
                                                                   PORTFOLIO
                                          -----------------------------------------------------------
                                                      FOR THE YEARS ENDED              FOR THE PERIOD
                                                         DECEMBER 31,                      ENDED
                                          -------------------------------------------   DECEMBER 31,
                                              2000           1999            1998          1997*
                                          ------------  ---------------  ------------  --------------
PER SHARE OPERATING PERFORMANCE:
  Net Asset Value -- Beginning of
    Period..............................    $10.43          $11.39         $10.11          $10.00
                                            ------          ------         ------          ------
  Income from Investment Operations:
    Net Investment Income...............      0.12            0.21           0.16            0.01
    Net Realized and Unrealized Gain
      (Loss) on Investments.............     (0.03)           0.27           1.91            0.11
                                            ------          ------         ------          ------
      Total from Investment
        Operations......................      0.09            0.48           2.07            0.12
                                            ------          ------         ------          ------
  Distributions to Shareholders:
    From Net Investment Income..........     (0.18)          (0.21)         (0.16)          (0.01)
    From Net Realized Gain..............        --           (1.23)         (0.63)             --
                                            ------          ------         ------          ------
      Total Distributions to
        Shareholders....................     (0.18)          (1.44)         (0.79)          (0.01)
                                            ------          ------         ------          ------
  Net Increase (Decrease) in Net Asset
    Value...............................     (0.09)          (0.96)          1.28            0.11
                                            ------          ------         ------          ------
  Net Asset Value -- End of Period......    $10.34          $10.43         $11.39          $10.11
                                            ======          ======         ======          ======

TOTAL INVESTMENT RETURN.................      0.92%           4.24%         20.48%           1.18%(A)

RATIOS TO AVERAGE NET ASSETS:
  Expenses After Reimbursement
    (Note 2)............................      1.40%           1.40%          1.42%           1.50%(B)
  Expenses Before Reimbursement
    (Note 2)............................     10.00%          10.14%         14.34%           5.03%(B)
  Net Investment Loss After
    Reimbursement (Note 2)..............      1.42%           2.10%          1.69%           3.09%(B)
  Net Investment Loss Before
    Reimbursement (Note 2)..............     (7.18)%         (6.63)%       (11.22)%         (0.45)%(B)

SUPPLEMENTARY DATA:
  Portfolio Turnover Rate...............       175%             90%           256%             --
  Net Assets at End of Period (in
    thousands)..........................    $1,199            $994           $655            $101
  Number of Shares Outstanding at End of
    Period (in thousands)...............       116              95             58              10

---------------------------------------------------

(A) Total returns for periods of less than one year are not annualized.
(B) Annualized

* FROM COMMENCEMENT OF OPERATIONS DECEMBER 19, 1997

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                 THE NAVELLIER PERFORMANCE FUNDS
-----------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2000

1. Significant Accounting Policies

    The Navellier Performance Funds (the "Fund") is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, (the "Act") as an open-end investment company which offers its shares in a series of no-load non-diversified and diversified portfolios. The Fund's objective is to achieve long-term capital growth. The Fund is authorized to issue an unlimited number of shares of capital stock with no stated par value. The Fund currently consists of of seven separate portfolios. These financial statements report on six of the seven portfolios, each with its own investment objectives and policies: the Aggressive Growth Portfolio, a non-diversified open-end management company portfolio, the Mid Cap Growth Portfolio, a diversified open-end management company portfolio, the Aggressive Micro Cap Portfolio (formerly the Aggressive Small Cap Portfolio), a diversified open-end management company portfolio, the Small Cap Value Portfolio, a diversified open-end management company portfolio, the Large Cap Growth Portfolio, a non-diversified open-end management company portfolio, and the Large Cap Value Portfolio, a diversified open-end management company portfolio. Financial statements for the Aggressive Small Cap Equity Portfolio can be found in a separately printed report.

    The Mid Cap Growth Portfolio consists of two shares of classes: Regular Class shares offered since November 26, 1996, and I Class shares offered since December 28, 1999 to registered investment advisers and their clients. Income and expenses of the Portfolio are allocated proportionately to the two classes of shares based on daily net assets, except for Rule 12b-1 distribution fees, which are charged only to Regular Class.

    The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements.

    The following is a summary of significant accounting policies which the Fund follows:

      (a) Listed securities are valued at the last sales price of the New York Stock Exchange and other major exchanges. Over-the-Counter securities are valued at the last sales price. If market quotations are not readily available, the Board of Trustees will value the Fund's securities in good faith. The Trustees will periodically review this method of valuation and recommend changes which may be necessary to assure that the Fund's instruments are valued at fair value. Debt securities with maturities of 60 days or less are valued at amortized cost.

      (b) Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Interest income is accrued on a daily basis. Dividend income is recorded on the ex-dividend date. Realized gain and loss from securities transactions are computed on an identified cost basis.

      (c) Dividends from net investment income, if any, are declared and paid annually. Dividends are reinvested in additional shares unless shareholders request payment in cash. Net capital gains, if any, are distributed annually.

      (d) The Fund intends to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and will distribute all net investment income and capital gains to its shareholders. Therefore, no Federal income tax provision is required.

      (e) Organizational expenses of the Small Cap Value Portfolio, the Large Cap Growth Portfolio, and the Large Cap Value Portfolio totaling $91,800, $91,800, and $91,800, respectively, are being deferred and amortized over 60 months beginning with public offering of shares in the portfolios. Any redemption by an initial investor during the amortization period will be reduced by a pro rata portion of any of the unamortized organization expenses. Such proration is to be calculated by dividing the number of initial shares redeemed by the number of initial shares outstanding at the date of redemption. At December 31, 2000, the unamortized organization costs of the Small Cap Value Portfolio, the Large Cap Growth Portfolio, and the Large Cap Value Portfolio were $36,720, $36,720, and $36,720, respectively.

2. Investment Advisory Fees and Other Transactions with Affiliates

    Investment advisory services are provided by Navellier Management, Inc. (the "Adviser"). Effective May 1, 1998, under an agreement with the Adviser, the Fund pays a fee at the annual rate of 0.84% of the daily net assets of the Aggressive Growth Portfolio, the Mid Cap Growth Portfolio, the Aggressive Micro Cap Portfolio, the Small Cap

                                                 THE NAVELLIER PERFORMANCE FUNDS
-----------------------------------------------------------------

Value Portfolio, and the Large Cap Growth Portfolio, 0.75% of the daily net assets of the Large Cap Value Portfolio. The Adviser receives an annual fee equal to 0.25% of average daily net assets of the Aggressive Growth, the Aggressive Micro Cap, the Small Cap, the Large Cap Growth and the Large Cap Value Portfolios, and 0.10% of the average daily net assets of the Mid Cap Growth Portfolio in connection with the rendering of services under the administrative services agreement and is reimbursed by the Fund for operating expenses incurred on behalf of the Fund. An officer and trustee of the Fund is also an officer and director of the Adviser.

    Under an agreement between the Fund and the Adviser related to payment of operating expenses, the Adviser has reserved the right to seek reimbursement for the past, present and future operating expenses of the Fund paid by the Adviser, at any time upon notice to the Fund. At December 31, 2000, the Adviser voluntarily agreed not to seek future reimbursement of all unreimbursed past expense incurred on behalf of the Fund. During the year ended December 31, 2000, the Adviser paid operating expenses of the Aggressive Growth Portfolio, the Mid Cap Growth Portfolio, the Aggressive Micro Cap Portfolio, the Small Cap Value, Large Cap Growth Portfolio, and the Large Cap Value Portfolio totaling $269,769, $557,277, $116,655, $87,994, $153,122, and $87,515, respectively. Under the operating expense agreement, the Adviser requested, and the Aggressive Growth Portfolio, the Mid Cap Growth Portfolio, the Aggressive Micro Cap Portfolio, the Small Cap Value Portfolio, the Large Cap Growth Portfolio and the Large Cap Value Portfolio reimbursed, $138,087 $371,975, $34,770, $1,804, $52,902, and
$1,497 respectively, of such expenses. Effective May 1, 1998, the Adviser agreed to limit the total normal expenses of each Portfolio to 1.49% of average annual net assets, except for the Large Cap Value Portfolio, Mid Cap Growth
Portfolio - Regular Class and the Mid Cap Growth Portfolio - I Class which are limited to 1.40%, 1.34% and 0.99%, respectively.

    Navellier Securities Corp. (the "Distributor") acts as the Fund's Distributor and is registered as a broker-dealer under the Securities and Exchange Act of 1934. The Distributor, which is the principal underwriter of the Fund's shares, renders its services to the Fund pursuant to a distribution agreement. An officer and trustee of the Fund is also an officer and director of the Distributor.

    The Fund pays each of its Trustees not affiliated with the Adviser $7,500 annually. For the year ended December 31, 2000, Trustees' fees and expenses totaled $16,872.

3. Transfer Agent and Custodian

    Rushmore Trust and Savings, FSB ("Rushmore Trust"), provides transfer agency, dividend disbursing and other shareholder services to the Fund. In addition, Rushmore Trust serves as custodian of the Fund's assets. Fees paid to Rushmore Trust are based upon a fee schedule approved by the Board of Trustees.

4. Distribution Plan

    The Fund has adopted a Distribution Plan (the "Plan") pursuant to
Rule 12b-1 under the Act, whereby it reimburses the Distributor or others in an amount not to exceed 0.25% per annum of the average daily net assets of the Aggressive Growth Portfolio, the Mid Cap Growth Portfolio (Regular Class shares only), the Aggressive Micro Cap Portfolio, the Small Cap Value Portfolio, the Large Cap Growth Portfolio and the Large Cap Value Portfolio, for expenses incurred in the promotion and distribution of shares of the Fund. These expenses include, but are not limited to, the printing of prospectuses, statements of additional information, and reports used for sales purposes, expenses of preparation of sales literature and related expenses (including Distributor personnel), advertisements and other distribution-related expenses, including a prorated portion of the Distributor's overhead expenses attributable to the distribution of shares. Such payments are made monthly. The 12b-1 fee includes, in addition to promotional activities, the amount the Fund may pay to the Distributor or others as a service fee to reimburse such parties for personal services provided to shareholders of the Fund and/or the maintenance of shareholder accounts. Such Rule 12b-1 fees are made pursuant to the Plan and distribution agreements entered into between such service providers and the Distributor or the Fund directly.

                                                 THE NAVELLIER PERFORMANCE FUNDS
-----------------------------------------------------------------

5. Securities Transactions

    For the year ended December 31, 2000, purchases and sales (including maturities) of securities (excluding short-term securities) were as follows:

                                                                AGGRESSIVE      MID CAP      AGGRESSIVE
                                                                  GROWTH         GROWTH       MICRO CAP
                                                                PORTFOLIO      PORTFOLIO      PORTFOLIO
                                                               ------------   ------------   -----------
    Purchases................................................  $329,498,803   $610,716,952   $84,354,260
                                                               ============   ============   ===========
    Sales....................................................  $337,094,186   $463,041,694   $57,609,680
                                                               ============   ============   ===========

                                                                SMALL CAP      LARGE CAP      LARGE CAP
                                                                  VALUE          GROWTH         VALUE
                                                                PORTFOLIO      PORTFOLIO      PORTFOLIO
                                                               ------------   ------------   -----------
    Purchases................................................  $  2,107,072   $ 58,945,888   $ 1,847,637
                                                               ============   ============   ===========
    Sales....................................................  $  1,729,962   $ 17,689,373   $ 1,634,705
                                                               ============   ============   ===========

6. Unrealized Appreciation and Depreciation of Investments

    Unrealized appreciation and depreciation as of December 31, 2000, based on the cost for Federal income tax purposes is as follows:

                                                                AGGRESSIVE      MID CAP      AGGRESSIVE
                                                                  GROWTH         GROWTH       MICRO CAP
                                                                 PORTFOLIO     PORTFOLIO      PORTFOLIO
                                                                -----------   ------------   -----------
    Gross Unrealized Appreciation.............................  $15,800,169   $ 51,802,397   $ 3,968,901
    Gross Unrealized Depreciation.............................   (5,814,655)   (10,285,514)   (3,050,857)
                                                                -----------   ------------   -----------
    Net Unrealized Appreciation...............................  $ 9,985,514   $ 41,516,883   $   918,044
                                                                ===========   ============   ===========
    Cost of Investments for Federal Income Tax Purposes.......  $78,033,120   $242,441,208   $28,537,387
                                                                ===========   ============   ===========

                                                                 SMALL CAP     LARGE CAP      LARGE CAP
                                                                   VALUE         GROWTH         VALUE
                                                                 PORTFOLIO     PORTFOLIO      PORTFOLIO
                                                                -----------   ------------   -----------
    Gross Unrealized Appreciation.............................  $   391,453   $  6,273,881   $   175,198
    Gross Unrealized Depreciation.............................      (94,455)    (8,942,789)     (142,377)
                                                                -----------   ------------   -----------
    Net Unrealized Appreciation (Depreciation)                  $   296,998   $ (2,668,908)  $    32,821
                                                                ===========   ============   ===========
    Cost of Investments for Federal Income Tax Purposes.......  $ 1,629,595   $ 47,036,027   $ 1,151,927
                                                                ===========   ============   ===========

                                                 THE NAVELLIER PERFORMANCE FUNDS
-----------------------------------------------------------------

7. Federal Income Tax

    Permanent differences between tax and financial reporting of net investment income and net realized gain/ loss are reclassified. At December 31, 2000, net investment losses were reclassified to paid-in-capital and accumulated net realized gain/loss on investment transactions as follows:

                                                                  AGGRESSIVE      MID CAP     AGGRESSIVE
                                                                    GROWTH        GROWTH      MICRO CAP
                                                                   PORTFOLIO     PORTFOLIO    PORTFOLIO
                                                                  -----------   -----------   ----------
    Reduction of paid-in-capital................................  $        --   $(2,187,530)  $(187,623)
    Reduction of accumulated net realized gain..................  $(1,025,265)  $        --   $ (11,483)

                                                                   SMALL CAP     LARGE CAP
                                                                     VALUE        GROWTH
                                                                   PORTFOLIO     PORTFOLIO
                                                                  -----------   -----------
    Reduction of paid-in-capital................................  $    (6,822)  $  (405,950)

    Additionally, at December 31, 2000, the Aggressive Growth Portfolio reclassified $983,817 of accumulated net realized gain on investments to paid-in capital.

    At December 31, 2000, for Federal income tax purposes, the following Funds had capital loss carryovers which may be applied against future net taxable realized gains of each succeeding year until the earlier of its utilization or its expiration:

                                                                         SMALL
                                              MID CAP     AGGRESSIVE      CAP      LARGE CAP    LARGE CAP
                                               GROWTH     MICRO CAP      VALUE       GROWTH       VALUE
    EXPIRES DECEMBER 31,                     PORTFOLIO    PORTFOLIO    PORTFOLIO   PORTFOLIO    PORTFOLIO
    --------------------                     ----------   ----------   ---------   ----------   ---------
    2006...................................          --           --   $  2,813            --         --
    2007...................................          --           --    140,648            --         --
    2008...................................  $8,298,344   $1,886,067         --    $1,490,607   $129,403
                                             ----------   ----------   --------    ----------   --------
                                             $8,298,344   $1,886,067   $143,461    $1,490,607   $129,403
                                             ==========   ==========   ========    ==========   ========

8. Litigation

    The former Trustees of the Navellier Series Fund, which was merged into the Aggressive Small Cap Equity Portfolio (the "Portfolio") on July 24, 1998 have made a demand to be indemnified for their attorneys fees and costs which they claim to be approximately $4 million, in connection with a class action lawsuit filed against them by shareholders of the Portfolio. The current Trustees of the Navellier Performance Funds (the "Fund") and the legal counsel to the Fund do not believe the former Trustees have a valid claim. However, if such claim is determined by a court to be valid, only the assets of the Portfolio would be subject to such claim and not the assets of any other Portfolio to the Fund. However, even then, Navellier Management, Inc. ("NMI") has agreed that , if any such claim were determined to be valid, NMI, not the Portfolio, would pay such claim.

               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES
THE NAVELLIER PERFORMANCE FUNDS
RENO, NEVADA

We have audited the accompanying statements of net assets of Navellier Aggressive Growth Portfolio, Navellier Mid Cap Growth Portfolio, Navellier Aggressive Micro Cap Portfolio, Navellier Small Cap Value Portfolio, Navellier Large Cap Growth Portfolio and Navellier Large Cap Value Portfolio, each a series of shares of The Navellier Performance Funds as of December 31, 2000, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated therein. These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights presented for the year ended December 31, 1996 were audited by other auditors whose report dated January 31, 1997, expressed an unqualified opinion on those statements.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of Navellier Aggressive Growth Portfolio, Navellier Mid Cap Growth Portfolio, Navellier Aggressive Micro Cap Portfolio, Navellier Small Cap Value Portfolio, Navellier Large Cap Growth Portfolio and Navellier Large Cap Value Portfolio as of December 31, 2000, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for the periods referred to above, in conformity with generally accepted accounting principles.

                                          [SIGNATURE]

                                          TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
February 13, 2001

                               NAVELLIER OFFICES:

                          ONE EAST LIBERTY THIRD FLOOR
                               RENO, NEVADA 89501
                              800-887-8671 P.S.T.

                          CUSTODIAN & TRANSFER AGENT:

                        RUSHMORE TRUST AND SAVINGS, FSB
                              4922 FAIRMONT AVENUE
                               BETHESDA, MD 20814
                              800-622-1386 E.S.T.